UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number   811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:   650 312-2000

Date of fiscal year end:  5/31

Date of reporting period:    5/31/19

Item 1.    Reports to Stockholders.

Franklin Payout 2019 Fund	Franklin Payout 2021 Fund

Franklin Payout 2020 Fund	Franklin Payout 2022 Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 321-8563 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 321-8563 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Not part of the annual report	1

ANNUAL REPORT

Economic and Market Overview

The U.S. economy grew during the 12 months ended May 31, 2019. After moderating for two consecutive quarters, the economy grew significantly faster in 2019’s first quarter, driven by growth in consumer spending, inventory investment, exports, business investment, and state and local government spending. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 3.8% in May 2018 to 3.6% at period-end.1 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.8% in May 2018 to 1.8% at period-end.1

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% three times during the period, to 2.25%–2.50%, and continued reducing its balance sheet as part of its plan to normalize monetary policy. At its March 2019 meeting, the Fed held its target range for the federal funds rate unchanged and signaled no rate hike in 2019. Furthermore, the Fed mentioned it would end its balance sheet normalization by the end of September 2019. At its April/May meeting, the Fed reiterated its patient approach to future rate adjustments.

The 10-year Treasury yield, which moves inversely to its price, decreased during the period. The yield rose to multi-year highs several times in 2018 amid investor concerns about higher inflation and the Fed’s interest-rate path. Concerns that other central banks might scale back monetary stimulus, several better-than-expected U.S. economic reports and periods of optimism about a potential U.S.-China trade deal also supported the yield. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., tensions between the U.S. and North Korea, slower domestic and global economic growth, and the Fed’s patient approach to its monetary policy decisions. Near period-end, the 10-year yield fell below certain short-term yields due to escalating U.S.-China trade tensions and President Trump’s threat to impose tariffs on Mexico because of immigration disputes. Overall, the 10-year

Treasury yield declined from 2.83% at the beginning of the period to 2.14% at period-end.

The foregoing information reflects our analysis and opinions as of May 31, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

2	Annual Report

Franklin Payout 2019 Fund

This annual report for Franklin Payout 2019 Fund covers the fiscal year ended May 31, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +2.42% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2019 Maturity Index, returned +2.42%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2019. You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of

Portfolio Composition

Based on Total Net Assets as of 5/31/19

macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2019. Over time, the Fund’s duration and weighted average maturity declined as 2019 approached. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2019, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

   What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

During the period under review, the Fund’s exposure to investment-grade corporate securities was the primary

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 29.

Annual Report	3

FRANKLIN PAYOUT 2019 FUND

Maturity

5/31/19

% of Total Market Value
0 to 1 Year	95.1%
1 to 2 Years	4.9%

Top 10 Holdings*

5/31/19

Issue/Issuer	% of Total Net Assets
Federal Home Loan Bank (FHLB)	9.0%
Federal National Mortgage Association (FNMA)	4.9%
Federal Farm Credit Bank (FFCB)	3.7%
Anheuser-Busch InBev Worldwide Inc.	2.5%
Westpac Banking Corp.	2.5%
Morgan Stanley	2.5%
Boeing Capital Corp.	2.5%
Emerson Electric Co.	2.5%
Lockheed Martin Corp.	2.5%
Deere & Co.	2.5%

*Securities are listed by issuer, which may appear by another name in the SOI.

contributor to returns. In contrast, our yield curve positioning detracted from returns.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted allocation to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2019 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

4	Annual Report

FRANKLIN PAYOUT 2019 FUND

Performance Summary as of May 31, 2019

The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
1-Year	+2.42%	+2.42%

3-Year	+4.44%	+1.46%

Since Inception (6/1/15)	+7.42%	+1.81%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 7 for Performance Summary footnotes.

Annual Report	5

FRANKLIN PAYOUT 2019 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/19)

See page 7 for Performance Summary footnotes.

6	Annual Report

FRANKLIN PAYOUT 2019 FUND

PERFORMANCE SUMMARY

Distributions (6/1/18–5/31/19)

Share Class	Net Investment Income
R6	$0.1903
Advisor	$0.1888

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver

Advisor	0.45%	2.69%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays U.S. Government/Credit 2019 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2019.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	7

FRANKLIN PAYOUT 2019 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/191, [2]	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/191, [2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,016.20	$1.46	$1,023.49	$1.46	0.29%
Advisor	$1,000	$1,016.10	$1.46	$1,023.49	$1.46	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

8	Annual Report

Franklin Payout 2020 Fund

This annual report for Franklin Payout 2020 Fund covers the fiscal year ended May 31, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +3.02% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2020 Maturity Index, returned +2.98%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020. You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of

Portfolio Composition

Based on Total Net Assets as of 5/31/19

macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2020. Over time, the Fund’s duration and weighted average maturity will decline as 2020 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2020, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 33.

Annual Report	9

FRANKLIN PAYOUT 2020 FUND

Maturity

5/31/19

% of Total Market Value
0 to 1 Year	4.6%
1 to 2 Years	95.4%

Top 10 Holdings*
5/31/19

Issue/Issuer	% of Total Net Assets

U.S. Treasury Note	12.2%

Federal Home Loan Bank (FHLB)	5.0%

Morgan Stanley	2.5%

Emerson Electric Co.	2.5%

Hershey Co.	2.5%

JPMorgan Chase & Co.	2.5%

Travelers Cos. Inc.	2.5%

Northern Trust Corp.	2.5%

TransCanada PipeLines Ltd.	2.5%

UnitedHealth Group Inc.	2.5%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s exposure to investment-grade corporate securities was the primary contributor to returns, although security selection within the sector detracted. Additionally, yield curve positioning also contributed to performance. The Fund’s exposure to below investment-grade corporate securities and sovereign emerging markets securities detracted from results.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted allocation to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2020 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Annual Report

FRANKLIN PAYOUT 2020 FUND

Performance Summary as of May 31, 2019

The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return	[3]

Advisor
1-Year	+3.02%	+3.02%

3-Year	+4.88%	+1.60%

Since Inception (6/1/15)	+8.13%	+1.97%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 13 for Performance Summary footnotes.

Annual Report	11

FRANKLIN PAYOUT 2020 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/19)

See page 13 for Performance Summary footnotes.

12	Annual Report

FRANKLIN PAYOUT 2020 FUND

PERFORMANCE SUMMARY

Distributions (6/1/18–5/31/19)

Share Class	Net Investment Income

R6	$0.2064

Advisor	$0.2049

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver

Advisor	0.45%	2.83%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays U.S. Government/Credit 2020 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	13

FRANKLIN PAYOUT 2020 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/191, [2]	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/191, [2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,025.20	$1.46	$1,023.49	$1.46	0.29%
Advisor	$1,000	$1,025.00	$1.46	$1,023.49	$1.46	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

14	Annual Report

Franklin Payout 2021 Fund

This annual report for Franklin Payout 2021 Fund covers the fiscal year ended May 31, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +4.02% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2021 Maturity Index, returned +4.05%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021. You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of

Portfolio Composition

Based on Total Net Assets as of 5/31/19

macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2021. Over time, the Fund’s duration and weighted average maturity will decline as 2021 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2021, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

Manager’s Discussion

During the period under review, the Fund’s longer duration in the portfolio compared with the index as well as its security selection within the U.S. agency sector were the primary contributors to returns. Additionally, allocation to

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 38.

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FRANKLIN PAYOUT 2021 FUND

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity

5/31/19

% of Total Market Value
0 to 1 Year	6.3%
2 to 3 Years	93.7%

Top 10 Holdings*

5/31/19

Issue/Issuer	% of Total Net Assets

U.S. Treasury Note	7.8%

FHLB	5.0%

FFCB	4.9%

California State GO	2.7%

Telstra Corp. Ltd.	2.6%

Total Capital SA	2.5%

Gilead Sciences Inc.	2.5%

General Electric Co.	2.5%

Berkshire Hathaway Inc.	2.5%

Simon Property Group LP	2.5%

*Securities are listed by issuer, which may appear by another name in the SOI.

investment-grade corporate securities also contributed to returns, although the majority of this effect was offset by negative security selection within the sector.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted allocation to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2021 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Annual Report

FRANKLIN PAYOUT 2021 FUND

Performance Summary as of May 31, 2019

The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return	[3]

Advisor
1-Year	+4.02%	+4.02%

3-Year	+5.08%	+1.67%

Since Inception (6/1/15)	+9.86%	+2.38%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 19 for Performance Summary footnotes.

Annual Report	17

FRANKLIN PAYOUT 2021 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/19)

See page 19 for Performance Summary footnotes.

18	Annual Report

FRANKLIN PAYOUT 2021 FUND

PERFORMANCE SUMMARY

Distributions (6/1/18–5/31/19)

Share Class	Net Investment Income	Long-Term Capital Gain	Total

R6	$0.2278	$0.0053	$0.2331

Advisor	$0.2263	$0.0053	$0.2316

Total Annual Operating Expenses[5]

Share Class	With Fee Waiver	Without Fee Waiver

Advisor	0.45%	2.59%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays U.S. Government/Credit 2021 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	19

FRANKLIN PAYOUT 2021 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/191, [2]	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/191, [2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,037.20	$1.47	$1,023.49	$1.46	0.29%
Advisor	$1,000	$1,038.10	$1.47	$1,023.49	$1.46	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

20	Annual Report

Franklin Payout 2022 Fund

This annual report for Franklin Payout 2022 Fund covers the fiscal year ended May 31, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +5.48% cumulative total return for the period under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2022 Maturity Index, returned

+5.15%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2022. You can find more of the Fund’s performance data in the Performance Summary beginning on page 23.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of

Portfolio Composition

Based on Total Net Assets as of 5/31/19

macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2022. Over time, the Fund’s duration and weighted average maturity will decline as 2022 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2022, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

Manager’s Discussion

During the period under review, the Fund’s longer duration in the portfolio compared with the index as well as its exposure to investment-grade corporate securities were the primary contributors to returns. In contrast, our exposure to sovereign

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 43.

Annual Report	21

FRANKLIN PAYOUT 2022 FUND

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity

5/31/19

% of Total Market Value
0 to 1 Year	1.8%
3 to 4 Years	94.0%
4 to 5 Years	2.8%
6 to 7 Years	1.4%

Top 10 Holdings*
5/31/19

Issue/Issuer	% of Total Net Assets

U.S. Treasury Note	9.5%

FHLB	8.5%

JPMorgan Chase & Co.	2.8%

Metlife Inc.	2.8%

Swiss Re Treasury U.S. Corp.	2.8%

International Business Machines Corp.	2.8%

Bank of Montreal	2.8%

American Express Credit Account Master Trust	2.8%

Caterpillar Financial Services Corp.	2.8%

United Parcel Service Inc.	2.8%

*Securities are listed by issuer, which may appear by another name in the SOI.

developed and emerging markets securities were significant detractors during the period.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted allocation to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2022 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

22	Annual Report

FRANKLIN PAYOUT 2022 FUND

Performance Summary as of May 31, 2019

The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return	[3]

Advisor

1-Year	+5.48%	+5.48%

Since Inception (1/23/18)	+4.85%	+3.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 25 for Performance Summary footnotes.

Annual Report	23

FRANKLIN PAYOUT 2022 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (1/23/18–5/31/19)

See page 25 for Performance Summary footnotes.

24	Annual Report

FRANKLIN PAYOUT 2022 FUND

PERFORMANCE SUMMARY

Distributions (6/1/18–5/31/19)

Share Class	Net Investment Income

R6	$0.2350

Advisor	$0.2328

Total Annual Operating Expenses[5]

Share Class	With Fee Waiver	Without Fee Waiver

Advisor	0.44%	3.33%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays U.S. Government/Credit 2022 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2022.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	25

FRANKLIN PAYOUT 2022 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value	Ending Account Value 5/31/19	Expenses Paid During Period 1/23/18–5/31/191, [2]	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/191, [2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,052.90	$1.48	$1,023.49	$1.46	0.29%
Advisor	$1,000	$1,052.70	$1.43	$1,023.54	$1.41	0.28%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

26	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2019 Fund

	Year Ended May 31,

	2019	2018	2017	2016[a]

Class R6
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.99	$10.13	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.19	0.19	0.18	0.18

Net realized and unrealized gains (losses)	0.05	(0.15)	(0.03)	0.10

Total from investment operations	0.24	0.04	0.15	0.28

Less distributions from:

Net investment income	(0.19)	(0.18)	(0.18)	(0.12)

Net realized gains	—	(—)[d]	—	—

Total distributions	(0.19)	(0.18)	(0.18)	(0.12)

Net asset value, end of year	$10.04	$ 9.99	$10.13	$10.16

Total return	2.44%	0.45%	1.52%	2.85%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.03%	2.60%	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.29% [e]	0.30%	0.30%	0.29%

Net investment income	1.86%	1.88%	1.81%	1.80%

Supplemental data

Net assets, end of year (000’s)	$2,032	$2,022	$2,051	$2,057

Portfolio turnover rate	2.60%	1.29%	—%	—% [f]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eBenefit of expense reduction rounds to less than 0.01%.

fRounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2019 Fund (continued)

	Year Ended May 31,
	2019	2018	2017	2016[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$9.99	$10.13	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.19	0.19	0.18	0.18

Net realized and unrealized gains (losses)	0.05	(0.15)	(0.03)	0.10

Total from investment operations	0.24	0.04	0.15	0.28

Less distributions from:

Net investment income	(0.19)	(0.18)	(0.18)	(0.12)

Net realized gains	—	(—)[d]	—	—

Total distributions	(0.19)	(0.18)	(0.18)	(0.12)

Net asset value, end of year	$10.04	$9.99	$10.13	$10.16

Total return	2.42%	0.44%	1.52%	2.85%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.03%	2.60%	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.30% [e]	0.31%	0.30%	0.29%

Net investment income	1.85%	1.87%	1.81%	1.80%

Supplemental data

Net assets, end of year (000’s)	$2,032	$2,022	$2,051	$2,057

Portfolio turnover rate	2.60%	1.29%	—%	—% [f]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eBenefit of expense reduction rounds to less than 0.01%.

fRounds to less than 0.01%.

28	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2019

Franklin Payout 2019 Fund

	Country	Principal Amount*	Value

Corporate Bonds 72.7%
Banks 14.8%

Bank of Nova Scotia, secured note, 2.125%, 9/11/20	Canada	$100,000	$ 99,894
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	99,893
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	99,891
Royal Bank of Canada, secured note, 2.20%, 9/23/20	Canada	100,000	99,895
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	99,963
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	101,076

			600,612

Capital Goods 17.3%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	100,826
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	99,938
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	100,683
Emerson Electric Co., senior bond, 4.875%, 10/15/19	United States	100,000	100,795
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	99,598
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	100,734
United Technologies Corp., senior note, 1.50%, 11/01/19	United States	100,000	99,583

			702,157

Commercial & Professional Services 1.2%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	50,352

Diversified Financials 4.9%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	100,012
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	100,855

			200,867

Energy 8.6%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	99,891
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	49,949
Equinor ASA, senior note, 2.25%, 11/08/19	Norway	100,000	99,728
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	50,051
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	49,905

			349,524

Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	99,539
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	49,972

			149,511

Food, Beverage & Tobacco 3.7%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	101,575
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United Kingdom	50,000	50,432

			152,007

Health Care Equipment & Services 4.9%
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	49,971
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	99,916
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	50,457

			200,344

Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2019 Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Materials 2.5%
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	$100,000	$99,875

Media & Entertainment 2.5%
Discovery Communications LLC, senior note, 2.75%, 11/15/19	United States	50,000	49,942
Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	49,926

			99,868

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	99,762

Utilities 6.2%
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	49,928
Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	100,659
Progress Energy Inc., senior bond, 4.875%, 12/01/19	United States	50,000	50,545
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	49,922

			251,054

Total Corporate Bonds (Cost $2,961,355)			2,955,933

U.S. Government and Agency Securities 17.7%
FFCB, 1.95%, 12/17/19	United States	150,000	149,795
FHLB,
1.25%, 12/13/19	United States	160,000	159,052
2.375%, 12/13/19	United States	210,000	210,070
FNMA, 1.75%, 11/26/19	United States	200,000	199,407

Total U.S. Government and Agency Securities (Cost $720,803)			718,324

Total Investments before Short Term Investments (Cost $3,682,158)			3,674,257

		Shares

Short Term Investments (Cost $386,344) 9.5%

Money Market Funds 9.5%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 2.08%	United States	386,344	386,344

Total Investments (Cost $4,068,502) 99.9%			4,060,601
Other Assets, less Liabilities 0.1%			4,235

Net Assets 100.0%			$4,064,836

See Abbreviations on page 57.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 3(d) regarding investments in affiliated management investment companies.

bThe rate shown is the annualized seven-day effective yield at period end.

30	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2020 Fund

	Year Ended May 31,
	2019	2018	2017	2016[a]

Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.95	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.21	0.20	0.21	0.20

Net realized and unrealized gains (losses)	0.09	(0.22)	(0.01)	0.11

Total from investment operations	0.30	(0.02)	0.20	0.31

Less distributions from:

Net investment income	(0.21)	(0.20)	(0.20)	(0.14)

Net asset value, end of year	$10.04	$ 9.95	$10.17	$10.17

Total return	3.03%	(0.18)%	1.99%	3.10%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.23%	2.74%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.29%	0.30%	0.30%	0.29%

Net investment income	2.07%	2.03%	2.02%	2.01%

Supplemental data

Net assets, end of year (000’s)	$2,037	$2,018	$2,062	$2,061

Portfolio turnover rate	6.50%	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2020 Fund (continued)

	Year Ended May 31,
	2019	2018	2017	2016[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.95	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.21	0.20	0.21	0.20

Net realized and unrealized gains (losses)	0.08	(0.22)	(0.01)	0.11

Total from investment operations	0.29	(0.02)	0.20	0.31

Less distributions from:

Net investment income	(0.20)	(0.20)	(0.20)	(0.14)

Net asset value, end of year	$10.04	$ 9.95	$10.17	$10.17

Total return	3.02%	(0.18)%	2.00%	3.10%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.23%	2.74%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.30%	0.31%	0.30%	0.29%

Net investment income	2.06%	2.02%	2.02%	2.01%

Supplemental data

Net assets, end of year (000’s)	$2,037	$2,018	$2,062	$2,061

Portfolio turnover rate	6.50%	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

32	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2019

Franklin Payout 2020 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 73.1%
Banks 5.0%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$100,068
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	102,314

			202,382

Capital Goods 11.1%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	98,934
Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	100,168
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	102,679
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	50,093
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	101,042

			452,916

Consumer Services 2.5%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	50,912
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	50,125

			101,037

Diversified Financials 5.0%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	103,133
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	101,676

			204,809

Energy 13.6%
Energy Transfer Operating LP, senior note, 4.15%, 10/01/20	United States	50,000	50,773
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	51,598
Equinor ASA, senior note, 2.90%, 11/08/20	Norway	100,000	100,639
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	51,597
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	49,875
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.20%, 11/20/20	United States	100,000	99,571
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	101,608
The Williams Cos. Inc., senior note, 4.125%, 11/15/20	United States	50,000	50,848

			556,509

Food, Beverage & Tobacco 7.5%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	101,217
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	102,667
PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	100,972

			304,856

Health Care Equipment & Services 7.5%
Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	50,363
Cigna Holding Co., senior bond, 4.375%, 12/15/20	United States	50,000	51,070
Express Scripts Holding Co., senior note, 2.60%, 11/30/20	United States	50,000	49,887
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	51,160
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	101,563

			304,043

Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	101,263

Annual Report	33

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2020 Fund (continued)

	Country/ Organization		Principal Amount*	Value

Corporate Bonds (continued)

Insurance 6.2%

Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States		$100,000	$ 100,922

Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States		50,000	51,443

Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States		100,000	102,150

				254,515

Materials 2.0%

The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States		31,000	31,596

[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States		50,000	51,908

				83,504

Pharmaceuticals, Biotechnology & Life Sciences 2.5%

Amgen Inc., senior note, 3.45%, 10/01/20	United States		50,000	50,647

Celgene Corp., senior bond, 3.95%, 10/15/20	United States		50,000	51,075

				101,722

Technology Hardware & Equipment 2.7%

Apple Inc., senior note, 2.00%, 11/13/20	United States		100,000	99,702

HP Inc., senior note, 3.75%, 12/01/20	United States		9,000	9,152

				108,854

Utilities 5.0%

Alabama Power Co., senior note, 3.375%, 10/01/20	United States		100,000	100,942

Exelon Corp., senior note, 5.15%, 12/01/20	United States		50,000	51,533

Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States		50,000	50,719

				203,194

Total Corporate Bonds (Cost $2,980,627)				2,979,604

Foreign Government and Agency Securities 4.9%

Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational	[b]	100,000	100,089

International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational	[b]	100,000	100,096

Total Foreign Government and Agency Securities (Cost $200,677)				200,185

U.S. Government and Agency Securities 17.2%

FHLB, 3.125%, 12/11/20	United States		200,000	203,235

U.S. Treasury Note,

2.625%, 11/15/20	United States		145,000	146,198

2.00%, 11/30/20	United States		145,000	144,932

2.375%, 12/31/20	United States		205,000	206,117

Total U.S. Government and Agency Securities (Cost $702,939)				700,482

Total Investments before Short Term Investments (Cost $3,884,243)				3,880,271

34	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2020 Fund (continued)

	Country/ Organization	Shares	Value

Short Term Investments (Cost $186,412) 4.6%

Money Market Funds 4.6%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 2.08%	United States	186,412	$ 186,412

Total Investments (Cost $4,070,655) 99.8%			4,066,683

Other Assets, less Liabilities 0.2%			6,715

Net Assets 100.0%			$4,073,398

See Abbreviations on page 57.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2019, the aggregate value of these securities was $151,479, representing 3.7% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2021 Fund

	Year Ended May 31,
	2019	2018	2017	2016[a]

Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.96	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.23	0.23	0.23	0.22

Net realized and unrealized gains (losses)	0.17	(0.29)	(0.06)	0.23

Total from investment operations	0.40	(0.06)	0.17	0.45

Less distributions from:

Net investment income	(0.23)	(0.23)	(0.22)	(0.15)

Net realized gains	(0.01)	—	—	—

Total distributions	(0.24)	(0.23)	(0.22)	(0.15)

Net asset value, end of year	$10.12	$ 9.96	$10.25	$10.30

Total return	4.04%	(0.65)%	1.68%	4.55%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.05%	2.50%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.29%	0.30%	0.30%	0.29%

Net investment income	2.32%	2.25%	2.22%	2.21%

Supplemental data

Net assets, end of year (000’s)	$2,054	$2,022	$2,081	$2,090

Portfolio turnover rate	7.67%	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

36	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2021 Fund (continued)

	Year Ended May 31,
	2019	2018	2017	2016[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.96	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.23	0.23	0.23	0.22

Net realized and unrealized gains (losses)	0.17	(0.29)	(0.06)	0.23

Total from investment operations	0.40	(0.06)	0.17	0.45

Less distributions from:

Net investment income	(0.23)	(0.23)	(0.22)	(0.15)

Net realized gains	(0.01)	—	—	—

Total distributions	(0.24)	(0.23)	(0.22)	(0.15)

Net asset value, end of year	$10.12	$ 9.96	$10.25	$10.30

Total return	4.02%	(0.65)%	1.69%	4.55%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.05%	2.50%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.30%	0.31%	0.30%	0.29%

Net investment income	2.31%	2.23%	2.22%	2.21%

Supplemental data

Net assets, end of year (000’s)	$2,054	$2,022	$2,081	$2,090

Portfolio turnover rate	7.67%	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2019

Franklin Payout 2021 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 70.4%
Capital Goods 12.3%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$100,113
Caterpillar Financial Services Corp., senior note, 1.931%, 10/01/21	United States	100,000	98,785
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	100,616
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	103,963
John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	101,830

			505,307

Consumer Services 2.4%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	50,436
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	50,000

			100,436

Diversified Financials 5.0%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	102,188
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21	United States	100,000	103,333

			205,521

Energy 11.2%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	102,578
Equinor ASA, senior note, 2.75%, 11/10/21	Norway	100,000	100,957
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	101,364
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	104,347
The Williams Companies Inc., senior note, 4.00%, 11/15/21	United States	50,000	51,420

			460,666

Food & Staples Retailing 2.5%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	50,350
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	50,726

			101,076

Food, Beverage & Tobacco 6.1%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	50,610
PepsiCo Inc., senior note, 1.70%, 10/06/21	United States	100,000	98,728
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	100,897

			250,235

Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	52,437
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	101,929

			154,366

Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	52,315

Materials 4.7%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	101,625
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	51,608
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	40,000	41,891

			195,124

38	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2021 Fund (continued)

	Country/ Organization	Principal Amount*	Value
Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	$100,000	$104,076
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	100,302
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	52,216

			256,594

Real Estate 2.5%

Simon Property Group LP, senior bond, 4.125%, 12/01/21	United States	100,000	103,274

Semiconductors & Semiconductor Equipment 2.5%

Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	102,209

Software & Services 2.5%

International Business Machines Corp., senior note, 2.90%, 11/01/21	United States	100,000	100,860

Telecommunication Services 2.6%

[a] Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia	100,000	104,794

Transportation 1.2%

Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	50,782

Utilities 3.6%

Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	51,143

Duke Energy Corp., senior note, 1.80%, 9/01/21	United States	100,000	98,402

			149,545

Total Corporate Bonds (Cost $2,878,063)			2,893,104

Foreign Government and Agency Securities (Cost $100,070) 2.5%

European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	100,365

U.S. Government and Agency Securities 17.6%
FFCB, 2.00%, 12/01/21	United States	200,000	200,147
FHLB, 2.625%, 12/10/21	United States	200,000	203,351

U.S. Treasury Note,
1.875%, 11/30/21	United States	160,000	159,856
2.125%, 12/31/21	United States	160,000	160,913

Total U.S. Government and Agency Securities (Cost $721,702)			724,267

Municipal Bonds (Cost $107,068) 2.6%

California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	108,477

Total Investments before Short Term Investments (Cost $3,806,903)			3,826,213

Annual Report	39

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2021 Fund (continued)

	Country/ Organization	Shares	Value
Short Term Investments (Cost $274,467) 6.7%

Money Market Funds 6.7%

[c,d] Institutional Fiduciary Trust Money Market Portfolio, 2.08%	United States	274,467	$274,467

Total Investments (Cost $4,081,370) 99.8%			4,100,680
Other Assets, less Liabilities 0.2%			7,835

Net Assets 100.0%			$4,108,515

See Abbreviations on page 57.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2019, the value of this security was $104,794, representing 2.6% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

40	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2022 Fund

	Year Ended May 31,
	2019	2018[a]

Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$9.94	$10.00

Income from investment operations[b]:

Net investment income[c]	0.25	0.08

Net realized and unrealized gains (losses)	0.29	(0.14)

Total from investment operations	0.54	(0.06)

Less distributions from:

Net investment income	(0.24)	—

Net asset value, end of year	$10.24	$ 9.94

Total return[d]	5.51%	(0.60)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	4.62%	4.58%

Expenses net of waiver and payments by affiliates	0.29%[f]	0.30%

Net investment income	2.50%	2.36%

Supplemental data

Net assets, end of year (000’s)	$1,792	$1,739

Portfolio turnover rate	—%	—%

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Annual Report	41

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2022 Fund (continued)

	Year Ended May 31,
	2019	2018[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 9.94	$10.00

Income from investment operations[b]:

Net investment income[c]	0.25	0.08

Net realized and unrealized gains (losses)	0.28	(0.14)

Total from investment operations	0.53	(0.06)

Less distributions from:

Net investment income	(0.23)	—

Net asset value, end of year	$10.24	$ 9.94

Total return[d]	5.48%	(0.60)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	4.62%	4.58%

Expenses net of waiver and payments by affiliates	0.30%[f]	0.33%

Net investment income	2.49%	2.33%

Supplemental data

Net assets, end of year (000’s)	$1,792	$1,739

Portfolio turnover rate	—%	—%

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

42	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2019

Franklin Payout 2022 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 70.0%
Banks 9.8%
Bank of America Corp., senior note, 2.503%, 10/21/22	United States	$100,000	$99,513
Bank of Montreal, senior note, 2.55%, 11/06/22	Canada	100,000	100,544
Citigroup Inc., senior note, 2.70%, 10/27/22	United States	50,000	49,899
JPMorgan Chase & Co., senior note, 3.25%, 9/23/22	United States	100,000	101,860

			351,816

Capital Goods 9.7%
Caterpillar Financial Services Corp., senior note, 2.55%, 11/29/22	United States	100,000	100,450
General Dynamics Corp., senior bond, 2.25%, 11/15/22	United States	100,000	99,736
General Electric Co., senior note, 2.70%, 10/09/22	United States	100,000	98,994
Raytheon Co., senior bond, 2.50%, 12/15/22	United States	50,000	50,050

			349,230

Commercial & Professional Services 1.4%
Equifax Inc., senior note, 3.30%, 12/15/22	United States	50,000	50,829

Diversified Financials 2.8%
American Express Co., senior note, 2.65%, 12/02/22	United States	100,000	99,987

Energy 5.7%
[a] APT Pipelines Ltd., senior note, 144A, 3.875%, 10/11/22	Australia	50,000	51,475
ONEOK Partners LP, senior bond, 3.375%, 10/01/22	United States	50,000	50,781
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	United States	100,000	100,199

			202,455

Food & Staples Retailing 2.8%
Walmart Inc., senior note, 2.35%, 12/15/22	United States	100,000	100,004

Food, Beverage & Tobacco 2.8%
Philip Morris International Inc., senior note, 2.50%, 11/02/22	United States	100,000	100,011

Health Care Equipment & Services 2.8%
UnitedHealth Group Inc., senior note, 2.375%, 10/15/22	United States	100,000	99,573

Household & Personal Products 2.8%
Colgate-Palmolive Co., senior note, 2.25%, 11/15/22	United States	100,000	100,311

Insurance 8.4%
[a] Massmutual Global Funding II, secured note, 144A, 2.50%, 10/17/22	United States	100,000	99,979
Metlife Inc., senior bond, 3.048%, 12/15/22	United States	100,000	101,201
[a] Swiss Re Treasury U.S. Corp., senior note, 144A, 2.875%, 12/06/22	Switzerland	100,000	100,855

			302,035

Materials 1.4%
The Dow Chemical Co., senior bond, 3.00%, 11/15/22	United States	50,000	50,456

Media & Entertainment 2.8%
TWDC Enterprises 18 Corp., senior bond, 2.35%, 12/01/22	United States	100,000	99,773

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 2.90%, 11/06/22	United States	50,000	50,144

Real Estate 1.4%
Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	50,000	50,895

Annual Report	43

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2022 Fund (continued)

	Country/ Organization	Principal Amount*	Value

Corporate Bonds (continued)

Software & Services 4.2%

Fiserv Inc., senior bond, 3.50%, 10/01/22	United States	$ 50,000	$ 51,314

International Business Machines Corp., senior note, 2.875%, 11/09/22	United States	100,000	100,801

			152,115

Technology Hardware & Equipment 1.4%

NetApp Inc., senior bond, 3.25%, 12/15/22	United States	50,000	50,834

Telecommunication Services 1.4%

Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	50,000	50,061

Transportation 2.8%

United Parcel Service Inc., senior bond, 2.45%, 10/01/22	United States	100,000	100,375

Utilities 4.2%

AEP Texas Inc., senior note, 2.40%, 10/01/22	United States	50,000	49,861

NiSource Inc., senior note, 2.65%, 11/17/22	United States	50,000	49,725

Public Service Enterprise Group Inc., senior note, 2.65%, 11/15/22	United States	50,000	49,924

			149,510

Total Corporate Bonds (Cost $2,483,194)			2,510,414

Foreign Government and Agency Securities 5.6%

International Bank for Reconstruction and Development, senior note, 1.875%, 10/07/22	Supranational[b]	100,000	99,745

International Finance Corp., 2.00%, 10/24/22	Supranational[b]	100,000	100,176

Total Foreign Government and Agency Securities (Cost $195,873)			199,921

U.S. Government and Agency Securities 17.9%

FHLB, 1.875%, 12/09/22	United States	150,000	149,613

2.50%, 12/09/22	United States	150,000	152,727

U.S. Treasury Note, 1.625%, 11/15/22	United States	170,000	168,439

2.00%, 11/30/22	United States	170,000	170,558

Total U.S. Government and Agency Securities (Cost $626,852)			641,337

Commercial Mortgage-Backed Securities 4.2%

Diversified Financials 4.2%

American Express Credit Account Master Trust, 2017-7, A, 2.35%, 5/15/25	United States	100,000	100,478

Capital One Multi-Asset Execution Trust, 2017-A6, A6, 2.29%, 7/15/25	United States	50,000	50,200

Total Commercial Mortgage-Backed Securities (Cost $147,176)			150,678

Total Investments before Short Term Investments (Cost $3,453,095)			3,502,350

44	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2022 Fund (continued)

	Country/ Organization	Shares	Value

Short Term Investments (Cost $56,466) 1.6%

Money Market Funds 1.6%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 2.08%	United States	56,466	$ 56,466

Total Investments (Cost $3,509,561) 99.3%			3,558,816
Other Assets, less Liabilities 0.7%			24,255

Net Assets 100.0%			$3,583,071

See Abbreviations on page 57.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2019, the aggregate value of these securities was $352,508, representing 9.8% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	45

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

May 31, 2019

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,682,158	$3,884,243	$3,806,903	$3,453,095
Cost - Non-controlled affiliates (Note 3d)	386,344	186,412	274,467	56,466

Value - Unaffiliated issuers	$3,674,257	$3,880,271	$3,826,213	$3,502,350
Value - Non-controlled affiliates (Note 3d)	386,344	186,412	274,467	56,466
Receivables:
Interest	22,615	21,497	25,100	16,281
Affiliates	24,487	28,398	25,682	49,002
Other assets	3	3	3	3

Total assets	4,107,706	4,116,581	4,151,465	3,624,102

Liabilities:
Payables:
Transfer agent fees	69	69	70	63
Professional fees	40,861	40,852	40,643	39,893
Accrued expenses and other liabilities	1,940	2,262	2,237	1,075

Total liabilities	42,870	43,183	42,950	41,031

Net assets, at value	$4,064,836	$4,073,398	$4,108,515	$3,583,071

Net assets consist of:
Paid-in capital	$4,043,899	$4,049,677	$4,054,606	$3,496,135
Total distributable earnings (loss)	20,937	23,721	53,909	86,936

Net assets, at value	$4,064,836	$4,073,398	$4,108,515	$3,583,071

Class R6:
Net assets, at value	$2,032,428	$2,036,706	$2,054,260	$1,791,506

Shares outstanding	202,465	202,763	203,001	175,000

Net asset value and maximum offering price per share	$10.04	$10.04	$10.12	$10.24

Advisor Class:
Net assets, at value	$2,032,408	$2,036,692	$2,054,255	$1,791,565

Shares outstanding	202,465	202,763	203,001	175,000

Net asset value and maximum offering price per share	$10.04	$10.04	$10.12	$10.24

46	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended May 31, 2019

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3d)	$ 4,387	$ 3,426	$ 3,759	$ 585
Interest:
Unaffiliated issuers	82,792	91,948	101,676	96,896

Total investment income	87,179	95,374	105,435	97,481

Expenses:
Management fees (Note 3a)	12,144	12,102	12,132	10,464
Transfer agent fees: (Note 3c)
Class R6	409	409	410	361
Advisor Class	409	408	410	368
Custodian fees (Note 4)	532	528	529	28
Reports to shareholders	6,481	5,781	6,693	7,381
Registration and filing fees	35,850	35,848	35,851	33,808
Professional fees	57,317	57,165	53,751	56,442
Pricing fees	5,056	13,420	9,123	6,966
Amortization of offering costs	—	—	—	40,523
Other	4,680	4,622	4,622	4,756

Total expenses	122,878	130,283	123,521	161,097
Expense reductions (Note 4)	(7)	—	—	(27)
Expenses waived/paid by affiliates (Note 3e)	(110,848)	(118,301)	(111,510)	(150,703)

Net expenses	12,023	11,982	12,011	10,367

Net investment income	75,156	83,392	93,424	87,114

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(926)	(5,944)	(6,310)	—

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	23,245	43,541	72,495	99,663

Net realized and unrealized gain (loss)	22,319	37,597	66,185	99,663

Net increase (decrease) in net assets resulting from operations	$ 97,475	$ 120,989	$ 159,609	$ 186,777

The accompanying notes are an integral part of these financial statements. | Annual Report	47

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Payout 2019 Fund		Franklin Payout 2020 Fund

	Year Ended May 31,		Year Ended May 31,

	2019	2018	2019	2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 75,156	$ 76,208	$ 83,392	$ 82,706
Net realized gain (loss)	(926)	(838)	(5,944)	—
Net change in unrealized appreciation (depreciation)	23,245	(58,830)	43,541	(89,518)

Net increase (decrease) in net assets resulting from operations	97,475	16,540	120,989	(6,812)

Distributions to shareholders: (Note 1c)
Class R6	(38,529)	(37,538)	(41,851)	(41,140)
Advisor Class	(38,225)	(37,354)	(41,546)	(40,958)

Total distributions to shareholders	(76,754)	(74,892)	(83,397)	(82,098)

Net increase (decrease) in net assets	20,721	(58,352)	37,592	(88,910)

Net assets:
Beginning of year	4,044,115	4,102,467	4,035,806	4,124,716

End of year (Note 1c)	$4,064,836	$4,044,115	$4,073,398	$4,035,806

48	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Payout 2021 Fund		Franklin Payout 2022 Fund

	Year Ended May 31,		Year Ended May 31,

	2019	2018	2019	2018[a]

Increase (decrease) in net assets:
Operations:
Net investment income	$ 93,424	$ 92,032	$ 87,114	$ 28,567
Net realized gain (loss)	(6,310)	2,147	—	—
Net change in unrealized appreciation (depreciation)	72,495	(122,177)	99,663	(50,408)

Net increase (decrease) in net assets resulting from operations	159,609	(27,998)	186,777	(21,841)

Distributions to shareholders: (Note 1c)
Class R6	(47,320)	(45,858)	(41,125)	—
Advisor Class	(47,015)	(45,675)	(40,740)	—

Total distributions to shareholders	(94,335)	(91,533)	(81,865)	—

Capital share transactions: (Note 2)
Class R6	—	—	—	1,750,000
Advisor Class	—	—	—	1,750,000

Total capital share transactions	—	—	—	3,500,000

Net increase (decrease) in net assets	65,274	(119,531)	104,912	3,478,159

Net assets:
Beginning of year	4,043,241	4,162,772	3,478,159	—

End of year (Note 1c)	$4,108,515	$4,043,241	$3,583,071	$3,478,159

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

The accompanying notes are an integral part of these financial statements. | Annual Report	49

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds offer two classes of shares: Class R6 and Advisor Class. Each class of shares may differ by its voting rights on matters affecting a single class and fees due to differing arrangements for transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2019, the each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

50	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended May 31, 2018, distributions to shareholders were as follows:

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Distributions from net investment income:
Class R6	$(36,910)	$(41,140)	$(45,858)	$ —
Advisor Class	(36,727)	(40,958)	(45,675)	—
Distributions from net realized gains:
Class R6	(628)	—	—	—
Advisor Class	(627)	—	—	—

Annual Report	51

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

1.  Organization and Significant Accounting Policies  (continued)

For the year ended May 31, 2018, undistributed net investment income included in net assets were as follows:

Fund	Undistributed net investment income

Franklin Payout 2019 Fund	$33,423
Franklin Payout 2020 Fund	$34,734
Franklin Payout 2021 Fund	$39,673
Franklin Payout 2022 Fund	$29,791

2.  Shares of Beneficial Interest

At May 31, 2019, there were an unlimited number of shares authorized (without par value). During the years ended May 31, 2018 and 2019, there were no transactions of the Funds’ shares, except for Franklin Payout 2022 Fund. Transactions in the Fund’s shares were as follows:

	Franklin Payout 2022 Fund[a]

	Shares	Amount

Class R6 Shares:
Year ended May 31, 2018
Shares sold	175,000	$1,750,000

Advisor Class Shares:
Year ended May 31, 2018
Shares sold	175,000	$1,750,000

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Funds pay an investment management fee to Advisers of 0.30% per year of the average daily net assets of each of the Funds.

52	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended May 31, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund
Transfer agent fees	$814	$811	$816	$720

d.  Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended May 31, 2019, investments in affiliated management investment companies were as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	225,829	436,082	(275,567)	386,344	$386,344	$4,387	$ —	$ —

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	151,792	319,990	(285,370)	186,412	$186,412	$3,426	$ —	$ —

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	258,523	402,236	(386,292)	274,467	$274,467	$3,759	$ —	$ —

Franklin Payout 2022 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	35,244	245,108	(223,886)	56,466	$56,466	$ 585	$ —	$ —

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3.  Transactions with Affiliates (continued)

e.  Waiver and Expense Reimbursements

Advisers have contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Advisor Class of the Funds do not exceed 0.44% and for Class R6 do not exceed 0.29%, based on the average net assets of each class until September 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

f.  Other Affiliated Transactions

At May 31, 2019, Advisers owned 100% of the Funds’ outstanding shares. Investment activities of this shareholder could have a material impact on the Funds.

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended May 31, 2019, the custodian fees were reduced as noted in the Statements of Operations.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At May 31, 2019, the capital loss carryforwards were as follows:

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund

Capital loss carryforwards not subject to expiration:
Short term	$ 273	$ 972	$ —
Long term	2,713	6,063	6,235

Total capital loss carryforwards	$2,986	$7,035	$6,235

The tax character of distributions paid during the years ended May 31, 2019 and 2018, was as follows:

	Franklin		Franklin		Franklin
	Payout 2019 Fund		Payout 2020 Fund		Payout 2021 Fund

	2019	2018	2019	2018	2019	2018

Distributions paid from:
Ordinary income	$76,754	$73,669	$83,397	$82,098	$92,188	$91,533
Long term capital gain	—	1,223	—	—	2,147	—

	$76,754	$74,892	$83,397	$82,098	$94,335	$91,533

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NOTES TO FINANCIAL STATEMENTS

Franklin
Payout 2022 Fund
	2019	2018

Distributions paid from:
Ordinary income	$ 81,865	$ —
Long term capital gain	—	—

	$ 81,865	$ —

At May 31, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund
Cost of investments	$4,067,906	$4,070,655	$4,079,063	$3,508,610

Unrealized appreciation	$ 783	$ 3,963	$ 22,589	$ 50,206
Unrealized depreciation	(8,088)	(7,935)	(972)	—
Net unrealized appreciation (depreciation)	$ (7,305)	$ (3,972)	$ 21,617	$ 50,206

Distributable earnings:
Undistributed ordinary income	$ 31,227	$ 34,730	$ 38,530	$ 36,731

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and offering costs.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2019, were as follows:

	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund
Purchases	$ 98,342	$248,381	$292,330	$ —
Sales	$235,335	$251,517	$304,171	$ —

7.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of

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NOTES TO FINANCIAL STATEMENTS

7.  Credit Facility (continued)

all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended May 31, 2019, the Funds did not use the Global Credit Facility.

8.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of May 31, 2019, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Payout 2019 Fund

Assets:

Investments in Securities:[a]

Corporate Bonds	$—	$2,955,933	$—	$2,955,933

U.S. Government and Agency Securities	—	718,324	—	718,324

Short Term Investments	386,344	—	—	386,344

Total Investments in Securities	$386,344	$3,674,257	$—	$4,060,601

Franklin Payout 2020 Fund

Assets:

Investments in Securities:[a]

Corporate Bonds	$—	$2,979,604	$—	$2,979,604

Foreign Government and Agency Securities	—	200,185	—	200,185

U.S. Government and Agency Securities	—	700,482	—	700,482

Short Term Investments	186,412	—	—	186,412

Total Investments in Securities	$186,412	$3,880,271	$—	$4,066,683

Franklin Payout 2021 Fund

Assets:

Investments in Securities:[a]

Corporate Bonds	$—	$2,893,104	$—	$2,893,104

Foreign Government and Agency Securities	—	100,365	—	100,365

U.S. Government and Agency Securities	—	724,267	—	724,267

Municipal Bonds	—	108,477	—	108,477

Short Term Investments	274,467	—	—	274,467

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NOTES TO FINANCIAL STATEMENTS

	Level 1	Level 2	Level 3	Total

Franklin Payout 2021 Fund (continued)

Total Investments in Securities	$ 274,467	$3,826,213	$ —	$4,100,680

Franklin Payout 2022 Fund

Assets:

Investments in Securities:[a]

Corporate Bonds	$ —	$2,510,414	$ —	$2,510,414

Foreign Government and Agency Securities	—	199,921	—	199,921

U.S. Government and Agency Securities	—	641,337	—	641,337

Commercial Mortgage-Backed Securities	—	150,678	—	150,678

Short Term Investments	56,466	—	—	56,466

Total Investments in Securities	$ 56,466	$3,502,350	$ —	$3,558,816

aFor detailed categories, see the accompanying Statement of Investments.

9.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FNMA	Federal National Mortgage Association

GO	General Obligation

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund and Franklin Payout 2022 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund and Franklin Payout 2022 Fund (the “Funds”) as of May 31, 2019, the related statements of operations, the statements of changes in net assets, including the related notes, and each of the financial highlights for each of the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2019, the results of each of their operations, changes in each of their net assets, and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Franklin Fund Allocator Series	Statements of operations	Statements of changes in net assets	Financial highlights

Franklin Payout 2019 Fund, Franklin Payout 2020 Fund and Franklin Payout 2021 Fund	For the year ended May 31, 2019	For the two years ended May 31, 2019	For the years ended May 31, 2019, 2018, 2017 and 2016

Franklin Payout 2022 Fund	For the year ended May 31, 2019	For the year ended May 31, 2019 and for the period January 23, 2018 (commencement of operations) through May 31, 2018	For the year ended May 31, 2019 and for the period January 23, 2018 (commencement of operations) through May 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

July 17, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Franklin Payout 2021 Fund hereby reports the maximum amount allowable but no less than $2,147 as a long term capital gain dividend for the fiscal year ended May 31, 2019.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1995	138	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	114	Hess Corporation (exploration of oil and gas) (2014-present).
Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	138	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).
Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 1998 and Lead Independent Trustee since March 2019	138	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-Present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

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Independent Board Members  (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway	Trustee	Since 2009	138	Boeing Capital Corporation (aircraft financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:

Executive Vice President, Counselor and Senior Advisor to Boeing Chairman and Board of Directors, The Boeing Company (aerospace company) (May 2019); and formerly, General Counsel and member of the Executive Council, The Boeing Company (2006-2019) and Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	138	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	152	None
Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	138	None
Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers  (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer, and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, and officer of 26 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co-Secretary	Vice President since 2009 and Co-Secretary since January 2019	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President AML – Compliance	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Edward D. Perks (1970) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since December 2018	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of nine of the investment companies in Franklin Templeton (since December 2018).

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Interested Board Members and Officers  (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960)	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel, Executive Vice President and Secretary, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co-Secretary	Vice President since 2011 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Effective March 12, 2019, John B. Wilson ceased to be a trustee of the Trust.

Note 3: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin Payout 2019 Fund

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

Franklin Payout 2022 Fund

(each a Fund)

At an in-person meeting held on February 26, 2019 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and

(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for each Fund.

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2018, noting that the Franklin Payout 2022 Fund did not commence operations until January 23, 2018. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin Payout 2019 Fund – The Performance Universe for the Fund included the Fund and all retail and institutional short investment-grade debt funds. The Fund commenced operations on June 1, 2015, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized income return for the one-year period was below the median of its Performance Universe, but for the three-year period was above the median of its Performance Universe. The Board further noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe. Given the Fund’s income-oriented investment objective and short operating history, the Board concluded that the Fund’s performance was acceptable. In doing so, the Board noted that, while below the median, the annualized income return for the one-year period was 1.91%.

Franklin Payout 2020 Fund – The Performance Universe for the Fund included the Fund and all retail and institutional short investment-grade debt funds. The Fund commenced operations on June 1, 2015, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized income return for the one-year period was below the median of its Performance Universe, but for the three-year period was above the median of its Performance Universe. The Board further noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe, but for the three-year period was above the median of its Performance Universe. Given the Fund’s income-oriented investment objective and short operating history, the Board concluded that the Fund’s performance was acceptable. In doing so, the Board noted that, while below the median, the annualized income return for the one-year period was 2.09%.

Franklin Payout 2021 Fund – The Performance Universe for the Fund included the Fund and all retail and institutional short investment-grade debt funds. The Fund commenced operations on June 1, 2015, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized income return for the one- and three-year periods was above the median of its Performance Universe. The Board further noted that the Fund’s annualized total return for the one-year period was below the median and in the 5th quintile (worst) of its Performance Universe, but for the three-year period was above the median and in the 1st quintile (best) of its Performance Universe. Given the Fund’s income-oriented investment objective and short operating history, the Board concluded that the Fund’s performance was satisfactory.

Franklin Payout 2022 Fund – The Board noted that the Fund commenced operations on January 23, 2018, and thus the Fund did not have a full year of performance.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for (i) Advisor Class shares for each of the Franklin Payout 2019 Fund, Franklin Payout 2020 Fund and Franklin Payout 2021 Fund and for Institutional Class, Class I, Class IS, Class F3 and Class R6 shares for certain other funds in each Fund’s respective Expense Group that have multiple classes of shares; and (ii) Advisor Class shares for the Franklin Payout 2022 Fund and for Institutional Class, Class I, Class I+, Class S, Servicing Class and Class Z shares for certain other funds in the Fund’s Expense Group that have multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for each of the Franklin Payout 2019 Fund, Franklin Payout 2020 Fund and Franklin Payout 2021 Fund included the respective Fund and 14 other short investment-grade debt funds. The Expense Group for the Franklin Payout 2022 Fund included the Fund and 10 other short-intermediate investment-grade debt funds. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that the actual total expense ratio for each Fund reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a

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SHAREHOLDER INFORMATION

whole. The Board noted that at the end of 2018, each Fund’s net assets were approximately $4 million or below and that the Franklin Payout 2022 Fund did not commence operations until January 23, 2018. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report
Franklin Fund Allocator Series
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 321-8563

© 2019 Franklin Templeton Investments. All rights reserved.	FAS3 A 07/19

Franklin NextStep Conservative Fund	Franklin NextStep Growth Fund

Franklin NextStep Moderate Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit nextstepfunds.com for fund updates and to find helpful financial planning tools.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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ANNUAL REPORT

Economic and Market Overview

The global economy expanded during the 12 months ended May 31, 2019, despite weakness in certain regions. Global developed and emerging market stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports, the U.S. Federal Reserve’s (Fed’s) recent indications of a patient approach to its monetary policy and periods of optimism about a potential U.S.-China trade deal.

However, various factors weighed on global markets, notably the escalation of U.S.-China trade tensions, as the U.S. raised tariffs on Chinese goods in May and China announced higher tariffs on U.S. goods effective in June. Markets were further pressured at period-end when President Trump threatened to impose tariffs on Mexico due to immigration disputes. Concerns about political uncertainties in the U.S. and the European Union, the Fed’s interest-rate hikes in 2018 and the European Central Bank’s (ECB’s) unwinding of its bond purchase program also hurt investor confidence. In this environment, global stocks, as measured by the MSCI All Country World Index, posted a -0.75% total return for the 12-month period.1

The U.S. economy grew during the 12-month period. After moderating for two consecutive quarters, the economy grew significantly faster in 2019’s first quarter, driven by growth in consumer spending, inventory investment, exports, business investment, and state and local government spending. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 3.8% in May 2018 to 3.6% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.8% in May 2018 to 1.8% at period-end.2

The Fed raised its target range for the federal funds rate by 0.25% three times during the period, to 2.25%–2.50%, and continued reducing its balance sheet as part of its plan to normalize monetary policy. At its March 2019 meeting, the Fed held its target range for the federal funds rate unchanged and signaled no rate hike in 2019. Furthermore, the Fed mentioned it would end its balance sheet normalization by the end of September 2019. At its April/May meeting, the Fed reiterated its patient approach to future rate adjustments.

In Europe, the U.K.’s quarterly gross domestic product (GDP) growth accelerated in 2018’s third quarter, moderated in the fourth quarter and accelerated again in 2019’s first quarter. The Bank of England raised its key policy rate once during the period. The eurozone’s quarterly GDP growth moderated in 2018’s third quarter before accelerating in the next two quarters. However, the bloc’s annual inflation rate decreased during the period. The ECB kept its benchmark interest rate unchanged during the period and concluded its bond purchase program at the end of 2018. At its April meeting, the ECB reiterated its expectation to keep its benchmark interest rate unchanged through at least the end of 2019 and stated it would provide details of its new monetary stimulus program at upcoming meetings.

In Asia, Japan’s quarterly GDP growth contracted in 2018’s third quarter, but accelerated in the next two quarters. The Bank of Japan left its benchmark interest rate unchanged and indicated it would keep the rate unchanged through the spring of 2020, while continuing its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth accelerated in 2018’s third quarter, slowed in the fourth quarter and contracted in 2019’s first quarter. The Central Bank of Brazil left its benchmark interest rate unchanged during the period. Russia’s annual GDP growth held steady in 2018’s third quarter, accelerated in the fourth quarter and then moderated in 2019’s first quarter. The Bank of Russia increased its key rate twice during the period. China’s annual GDP growth rate stabilized in 2019’s first quarter after moderating for three consecutive quarters. The People’s Bank of China left its benchmark interest rate unchanged, but it took measures to improve financial liquidity to mitigate the effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a -8.34% total return during the 12-month period.1

The foregoing information reflects our analysis and opinions as of May 31, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: Bureau of Labor Statistics

See www.franklintempletondatasources.com for additional data provider information.

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Franklin NextStep Conservative Fund

This annual report for Franklin NextStep Conservative Fund covers the fiscal year ended May 31, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a conservative level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity and debt investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares posted a +3.59% cumulative total return for the 12 months under review. In comparison, the Fund’s blended benchmark, which is 60% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Standard & Poor’s 500® Index (S&P 500®), 15% Bloomberg Barclays Multiverse ex USD (USD Hedged) Index and 10% MSCI All Country World Index (ACWI) ex USA Index, posted a +5.02% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 25% to equities and equity-related securities and 75% to debt securities. The

Asset Allocation*

Based on Total Net Assets as of 5/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity and debt investments will typically be in the 10%–30% and 70%–90% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 27.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Top 10 Fund Holdings

5/31/19

% of Total Net Assets

Franklin Low Duration Total Return Fund – Class R6	12.6%

Prudential Core Bond Fund – Class Q	11.3%

Franklin Strategic Income Fund – Class R6	11.2%

iShares Core U.S. Aggregate Bond ETF	11.0%

Templeton Global Total Return Fund – Class R6	9.8%

iShares 7-10 Year Treasury Bond ETF	9.8%

Delaware Corporate Bond Fund – Class I	8.7%

iShares Core S&P 500 ETF	6.8%

Franklin Growth Fund – Class R6	3.8%

iShares S&P 500 Value ETF	3.0%

Manager’s Discussion

The Fund’s performance can be attributed to our cross-asset allocation within fixed income, equities and alternatives, as well as manager selection decisions within those asset classes.

On May 31, 2019, the portfolio was diversified across capitalization sizes, regions and investment styles for both our fixed income and equity allocations. At period-end, Franklin NextStep Conservative Fund allocated 74.4% of total net assets to fixed income, 22.7% to equity and 3.2% to cash. Domestic fixed income exposure was 86.8% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6, at 12.6% of the Fund’s total net assets, was our largest fixed income weighting at period-end. On the equity side, domestic exposure was 66.5% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 6.8% of the Fund’s total net assets.

During the reporting period, overall fixed income and equity positioning detracted from the Fund’s relative performance.

A low duration theme in the fixed income allocation hampered relative results for the 12-month period, while underlying bond funds provided positive absolute returns. Exposure to corporate high-yield bonds also detracted, primarily due to the market turmoil and risk-off environment in the fourth quarter of 2018. In contrast, exposure to corporate investment-grade bonds and longer-dated U.S. Treasuries strengthened results.

In equity, positioning in the U.S. benefited from a modest regional overweight and from underlying funds that followed growth strategies. However, these contributions to equity performance were more than offset by weak results in emerging markets and Europe. The Fund was modestly overweight emerging markets and modestly underweight Europe. In addition, value-oriented equity funds detracted.

Our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and our only global fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Bloomberg Barclays Multiverse ex USD (USD Hedged) Index. On the equity side, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Goldman Sachs Emerging Markets Equity Insights Fund, underperformed the MSCI Europe Index.

Thank you for your participation in Franklin NextStep Conservative Fund. We look forward to serving your future investment needs.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Thomas A. Nelson, CFA

May Tong, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Performance Summary as of May 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return	[3]

A4
1-Year	+3.59%	-2.12%

3-Year	+11.31%	+1.69%

Since Inception (2/5/16)	+16.05%	+2.83%

Advisor[5]
1-Year	+3.85%	+3.85%

3-Year	+12.15%	+3.90%

Since Inception (2/5/16)	+16.92%	+4.83%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/19)

Advisor Class (2/5/16–5/31/19)

See page 8 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

PERFORMANCE SUMMARY

Distributions (6/1/18–5/31/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total

A	$0.2762	$0.0508	$0.0738	$0.4008

C	$0.1919	$0.0508	$0.0738	$0.3165

Advisor	$0.3019	$0.0508	$0.0738	$0.4265

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver

A	1.00%	3.86%

Advisor	0.75%	3.61%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.04% and +3.92%.

6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/191, [2]	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/191, [2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,038.70	$3.05	$1,021.94	$3.02	0.60%
C	$1,000	$1,034.80	$6.85	$1,018.20	$6.79	1.35%
Advisor	$1,000	$1,039.90	$1.78	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

nextstepfunds.com	Annual Report	9

Franklin NextStep Moderate Fund

This annual report for Franklin NextStep Moderate Fund covers the fiscal year ended May 31, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a moderate level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares posted a cumulative total return of +0.55% for the 12 months under review. In comparison, the Fund’s blended benchmark, which is 35% Standard & Poor’s 500 Index (S&P 500), 25% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI All Country World Index (ACWI) ex USA Index and 15% Bloomberg Barclays Multiverse ex USD (USD Hedged) Index, posted a +2.71% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 60% to equities and equity-related securities and 40% to debt securities. The Fund may also invest up to 5% in alternative investment

Asset Allocation*

Based on Total Net Assets as of 5/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

funds. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 45%–65%, 35%–55% and 0%–5% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

  What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 32.

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FRANKLIN NEXTSTEP MODERATE FUND

and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value).

Top 10 Fund Holdings

5/31/19

% of Total Net Assets

iShares Core S&P 500 ETF	16.8%

Franklin Growth Fund – Class R6	9.4%

iShares S&P 500 Value ETF	7.4%

Franklin Low Duration Total Return Fund – Class R6	6.5%

Prudential Core Bond Fund – Class Q	5.9%

Franklin Strategic Income Fund – Class R6	5.8%

iShares Core U.S. Aggregate Bond ETF	5.6%

iShares 7-10 Year Treasury Bond ETF	5.0%

Templeton Global Total Return Fund – Class R6	4.8%

Goldman Sachs Emerging Markets Equity Insights Fund	4.6%

When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

  What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed to our cross-asset allocation within fixed income, equities and alternatives, as well as manager selection decisions within those asset classes.

On May 31, 2019, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Moderate Fund allocated 57.6% of total net assets to equity, 38.0% to fixed income, 3.0% to alternatives and 1.5% to cash. On the equity side, domestic exposure was 64.9% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 16.8% of the Fund’s total net assets. Domestic fixed income exposure was 87.4% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6, at 6.5% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, overall equity and fixed income positioning detracted from the Fund’s relative performance. Off-benchmark exposure to commodities also weakened results in alternative investments.

In equity, positioning in the U.S. benefited from a modest regional overweight and from underlying funds that followed growth strategies. However, these contributions to equity performance were more than offset by weak results in emerging markets and Europe. The Fund was overweight emerging markets and modestly underweight Europe. In addition, value-oriented equity funds detracted.

A low duration theme in the fixed income allocation hampered relative results for the 12-month period, while underlying bond funds provided positive absolute returns. Exposure to corporate high-yield bonds also detracted from relative performance, primarily due to the market turmoil and risk-off environment in the fourth quarter of 2018. In contrast, exposure to corporate investment-grade bonds and longer-dated U.S. Treasuries strengthened results.

On the equity side, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Goldman Sachs Emerging Markets Equity Insights Fund, underper-formed the MSCI Europe Index. Our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and our only global fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Bloomberg Barclays Multiverse ex USD (USD Hedged) Index.

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FRANKLIN NEXTSTEP MODERATE FUND

Thank you for your participation in Franklin NextStep Moderate Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

May Tong, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP MODERATE FUND

Performance Summary as of May 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

1-Year	+0.55%	-5.00%

3-Year	+16.75%	+3.33%

Since Inception (2/5/16)	+26.11%	+5.44%

Advisor[5]

1-Year	+0.86%	+0.86%

3-Year	+17.74%	+5.59%

Since Inception (2/5/16)	+27.18%	+7.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP MODERATE FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/19)

Advisor Class (2/5/16–5/31/19)

See page 15 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP MODERATE FUND

PERFORMANCE SUMMARY

Distributions (6/1/18–5/31/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total

A	$0.2394	$0.1313	$0.1644	$0.5351

C	$0.1335	$0.1313	$0.1644	$0.4292

Advisor	$0.2745	$0.1313	$0.1644	$0.5702

Total Annual Operating Expenses[7]

Share Class	With Fee Waiver	Without Fee Waiver

A	1.09%	1.76%

Advisor	0.84%	1.51%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +18.73% and +5.97%.

6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEXTSTEP MODERATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/19[1,2]	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/19[1], [2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,020.30	$3.02	$1,021.94	$3.02	0.60%
C	$1,000	$1,017.00	$6.74	$1,018.25	$6.74	1.34%
Advisor	$1,000	$1,022.40	$1.76	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

16	Annual Report	nextstepfunds.com

Franklin NextStep Growth Fund

This annual report for Franklin NextStep Growth Fund covers the fiscal year ended May 31, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a growth-oriented level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares posted a cumulative total return of -0.26% for the 12 months under review. In comparison, the Fund’s blended benchmark, which is 45% Standard & Poor’s 500® Index (S&P 500®), 30% MSCI All Country World Index (ACWI) ex USA Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index and 10% Bloomberg Barclays Multiverse ex USD (USD Hedged) Index, posted a +1.77% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 75% to equities and equity-related securities and 25% to debt securities. The Fund may also invest up to 10% in alternative investment

Asset Allocation*

Based on Total Net Assets as of 5/31/19

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

funds. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 60%–80%, 20%–40% and 0%–10% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 37.

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FRANKLIN NEXTSTEP GROWTH FUND

and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value).

Top 10 Fund Holdings

5/31/19

% of Total Net Assets

iShares Core S&P 500 ETF	21.9%

Franklin Growth Fund – Class R6	12.2%

iShares S&P 500 Value ETF	9.7%

Goldman Sachs Emerging Markets Equity Insights Fund	5.6%

Pioneer Fundamental Growth Fund – Class K	4.9%

Franklin Mutual European Fund – Class R6	4.1%

Columbia Contrarian Europe Fund – Class Z	4.1%

Franklin Low Duration Total Return Fund – Class R6	3.9%

iShares Core MSCI Emerging Markets ETF	3.8%

Prudential Core Bond Fund – Class Q	3.5%

When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed to our cross-asset allocation within fixed income, equities and alternatives, as well as manager selection decisions within those asset classes.

On May 31, 2019, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Growth Fund allocated 72.9% of total net assets to equity, 22.9% to fixed income, 3.0% to alternatives and 1.4% to cash. On the equity side, domestic exposure was 66.7% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 21.9% of the Fund’s total net assets. Domestic fixed income exposure was 88.2% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6, at 3.9% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, overall equity and fixed income positioning detracted from the Fund’s relative performance. Off-benchmark exposure to commodities also weakened results in alternative investments.

In equity, positioning in the U.S. benefited from a modest regional overweight and from underlying funds following growth strategies. However, these contributions to equity performance were more than offset by a slight underweight to the asset class, and by weak results in emerging markets and Europe. The Fund was overweight emerging markets and modestly underweight Europe.

A low duration theme in the fixed income allocation hampered relative results for the 12-month period, while underlying bond funds provided positive absolute returns. Exposure to corporate high-yield bonds also detracted from relative performance, primarily due to the market turmoil and risk-off environment in the fourth quarter of 2018. In contrast, exposure to corporate investment-grade bonds and longer-dated U.S. Treasuries strengthened results.

Our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Goldman Sachs Emerging Markets Equity Insights Fund, underperformed the MSCI Europe Index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and our only global fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Bloomberg Barclays Multiverse ex USD (USD Hedged) Index.

18	Annual Report	nextstepfunds.com

FRANKLIN NEXTSTEP GROWTH FUND

Thank you for your participation in Franklin NextStep Growth Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

May Tong, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

nextstepfunds.com	Annual Report	19

FRANKLIN NEXTSTEP GROWTH FUND

Performance Summary as of May 31, 2019

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

1-Year	-0.26%	-5.74%

3-Year	+18.99%	+4.00%

Since Inception (2/5/16)	+29.48%	+6.28%

Advisor[5]
1-Year	-0.02%	-0.02%
3-Year	+19.88%	+6.23%
Since Inception (2/5/16)	+30.44%	+8.34%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 22 for Performance Summary footnotes.

20	Annual Report	nextstepfunds.com

FRANKLIN NEXTSTEP GROWTH FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/19)

Advisor Class (2/5/16–5/31/19)

See page 22 for Performance Summary footnotes.

nextstepfunds.com	Annual Report	21

FRANKLIN NEXTSTEP GROWTH FUND

PERFORMANCE SUMMARY

Distributions (6/1/18–5/31/19)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.1640	$0.0764	$0.1591	$0.3995
C	$0.1099	$0.0764	$0.1591	$0.3454
Advisor	$0.1823	$0.0764	$0.1591	$0.4178

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver

A	1.10%	2.42%

Advisor	0.85%	2.17%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +21.33% and +6.75%.

6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

22	Annual Report	nextstepfunds.com

FRANKLIN NEXTSTEP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/19[1,2]	Ending Account Value 5/31/19	Expenses Paid During Period 12/1/18–5/31/19[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,015.20	$3.01	$1,021.94	$3.02	0.60%
C	$1,000	$1,011.20	$6.77	$1,018.20	$6.79	1.35%
Advisor	$1,000	$1,016.80	$1.76	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

nextstepfunds.com	Annual Report	23

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Conservative Fund

	Year Ended May 31,
	2019	2018	2017	2016[a]

Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.80	$10.80	$10.42	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.29	0.18	0.13	0.03

Net realized and unrealized gains (losses)	0.08	0.10	0.37	0.40

Total from investment operations	0.37	0.28	0.50	0.43

Less distributions from:

Net investment income	(0.28)	(0.18)	(0.09)	(0.01)

Net realized gains	(0.12)	(0.10)	(0.03)	—

Total distributions	(0.40)	(0.28)	(0.12)	(0.01)

Net asset value, end of year	$10.77	$10.80	$10.80	$10.42

Total return[e]	3.59%	2.46%	4.87%	4.26%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	4.03%	3.58%	6.40%	23.36%

Expenses net of waiver and payments by affiliates[g]	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	2.70%	1.67%	1.24%	0.84%

Supplemental data

Net assets, end of year (000’s)	$1,526	$837	$1,010	$549

Portfolio turnover rate	47.98%	40.15%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended May 31, 2019.

24	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Year Ended May 31,
	2019	2018	2017	2016[a]

Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.73	$10.73	$10.39	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.21	0.10	0.05	— [e]

Net realized and unrealized gains (losses)	0.08	0.08	0.37	0.40

Total from investment operations	0.29	0.18	0.42	0.40

Less distributions from:

Net investment income	(0.19)	(0.08)	(0.05)	(0.01)

Net realized gains	(0.12)	(0.10)	(0.03)	—

Total distributions	(0.31)	(0.18)	(0.08)	(0.01)

Net asset value, end of year	$10.71	$10.73	$10.73	$10.39

Total return[f]	2.89%	1.67%	4.07%	3.96%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	4.78%	4.33%	7.15%	24.11%

Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%	1.35%	1.35%

Net investment income[d]	1.95%	0.92%	0.49%	0.09%

Supplemental data

Net assets, end of year (000’s)	$1,930	$2,131	$2,452	$373

Portfolio turnover rate	47.98%	40.15%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended May 31, 2019.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Year Ended May 31,
	2019	2018	2017[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.80	$10.82	$10.43

Income from investment operations[b]:

Net investment income[c,d]	0.32	0.21	0.15

Net realized and unrealized gains (losses)	0.07	0.09	0.37

Total from investment operations	0.39	0.30	0.52

Less distributions from:

Net investment income	(0.30)	(0.22)	(0.10)

Net realized gains	(0.12)	(0.10)	(0.03)

Total distributions	(0.42)	(0.32)	(0.13)

Net asset value, end of year	$10.77	$10.80	$10.82

Total return[e]	3.85%	2.82%	4.94%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.78%	3.33%	6.15%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%	0.35%

Net investment income[d]	2.95%	1.92%	1.49%

Supplemental data

Net assets, end of year (000’s)	$224	$195	$5

Portfolio turnover rate	47.98%	40.15%	103.41%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended May 31, 2019.

26	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2019

Franklin NextStep Conservative Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.1%

Domestic Equity 15.1%

[a] Franklin Growth Fund, Class R6	1,366	$139,253

iShares Core S&P 500 ETF	895	248,184

iShares S&P 500 Value ETF	1,015	110,128

Pioneer Fundamental Growth Fund, Class K	2,429	58,080

		555,645

Domestic Fixed Income 64.6%

Delaware Corporate Bond Fund, Class I	55,135	320,887

[a] Franklin Low Duration Total Return Fund, Class R6	47,465	462,304

[a] Franklin Strategic Income Fund, Class R6	43,115	413,471

iShares 7-10 Year Treasury Bond ETF	3,295	358,858

iShares Core U.S. Aggregate Bond ETF	3,671	405,278

Prudential Core Bond Fund, Class Q	41,719	416,776

		2,377,574

Foreign Equity 7.6%

Columbia Contrarian Europe Fund, Class Z	6,356	41,437

[a] Franklin Mutual European Fund, Class R6	2,478	47,207

Goldman Sachs Emerging Markets Equity Insights Fund	6,826	61,432

Hennessy Japan Fund, Class I	627	22,195

iShares Core MSCI Emerging Markets ETF	967	47,499

iShares Core MSCI Europe ETF	1,025	46,094

iShares MSCI Japan ETF	282	14,867

		280,731

Foreign Fixed Income 9.8%

[a] Templeton Global Total Return Fund, Class R6	31,109	359,001

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $3,453,134)		3,572,951

Short Term Investments 3.2%

Money Market Funds (Cost $109,360) 3.0%

[a,b] Institutional Fiduciary Trust Money Market Portfolio, 2.08%	109,360	109,360

nextstepfunds.com	Annual Report	27

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin NextStep Conservative Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $8,949) 0.2%
[c] Joint Repurchase Agreement, 2.48%, 6/03/19 (Maturity Value $8,951)
BNP Paribas Securities Corp. (Maturity Value $7,741)
Deutsche Bank Securities Inc. (Maturity Value $952)
HSBC Securities (USA) Inc. (Maturity Value $258)
Collateralized by U.S. Government Agency Securities, 4.50%, 1/20/40; and U.S. Treasury Notes, 2.00% - 3.125%, 5/15/21 - 7/31/22 (valued at $9,131)	$8,949	$8,949

Total Investments (Cost $3,571,443) 100.3%		3,691,260
Other Assets, less Liabilities (0.3)%		(10,043)

Net Assets 100.0%		$3,681,217

See Abbreviations on page 53.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding repurchase agreement.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Moderate Fund

	Year Ended May 31,
	2019	2018	2017	2016[a]

Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.98	$11.53	$10.80	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.23	0.15	0.11	0.01

Net realized and unrealized gains (losses)	(0.18)	0.72	0.75	0.79

Total from investment operations	0.05	0.87	0.86	0.80

Less distributions from:

Net investment income	(0.24)	(0.12)	(0.10)	(—)	[e]

Net realized gains	(0.30)	(0.30)	(0.03)	—

Total distributions	(0.54)	(0.42)	(0.13)	(—)	[e]

Net asset value, end of year	$11.49	$11.98	$11.53	$10.80

Total return[f]	0.55%	7.56%	7.95%	8.02%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.43%	1.30%	2.39%	6.08%

Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	1.99%	1.29%	0.94%	0.34%

Supplemental data

Net assets, end of year (000’s)	$7,026	$7,132	$7,259	$3,280

Portfolio turnover rate	35.85%	65.66%	75.56%	13.45%

aFor the period February 5, 2016 (Commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the year ended May 31, 2019.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund  (continued)

	Year Ended May 31,
	2019	2018	2017	2016[a]

Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.86	$11.46	$10.78	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.15	0.06	0.02	(0.02)

Net realized and unrealized gains (losses)	(0.19)	0.71	0.75	0.80

Total from investment operations	(0.04)	0.77	0.77	0.78

Less distributions from:

Net investment income	(0.13)	(0.07)	(0.06)	(—)	[e]

Net realized gains	(0.30)	(0.30)	(0.03)	—

Total distributions	(0.43)	(0.37)	(0.09)	(—)	[e]

Net asset value, end of year	$11.39	$11.86	$11.46	$10.78

Total return[f]	(0.11)%	6.70%	7.14%	7.82%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.16%	2.05%	3.14%	6.83%

Expenses net of waiver and payments by affiliates[h]	1.33%	1.35%	1.35%	1.35%

Net investment income (loss)[d]	1.26%	0.54%	0.19%	(0.41)%

Supplemental data

Net assets, end of year (000’s)	$5,395	$6,969	$7,017	$1,369

Portfolio turnover rate	35.85%	65.66%	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the year ended May 31, 2019.

30	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund  (continued)

	Year Ended May 31,
	2019	2018	2017[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$12.01	$11.55	$10.71

Income from investment operations[b]:

Net investment income[c,d]	0.27	0.19	0.12

Net realized and unrealized gains (losses)	(0.19)	0.71	0.86

Total from investment operations	0.08	0.90	0.98

Less distributions from:

Net investment income	(0.27)	(0.14)	(0.11)

Net realized gains	(0.30)	(0.30)	(0.03)

Total distributions	(0.57)	(0.44)	(0.14)

Net asset value, end of year	$11.52	$12.01	$11.55

Total return[e]	0.86%	7.79%	9.21%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.18%	1.05%	2.14%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%	0.35%

Net investment income[d]	2.24%	1.54%	1.19%

Supplemental data

Net assets, end of year (000’s)	$93	$216	$116

Portfolio turnover rate	35.85%	65.66%	75.56%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the year ended May 31, 2019.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2019

Franklin NextStep Moderate Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.6%

Alternative Strategies 3.0%

[a,b] Franklin K2 Alternative Strategies Fund, Class R6	11,114	$126,032

[b] Franklin Pelagos Commodities Strategy Fund, Class R6	46,097	249,383

		375,415

Domestic Equity 37.4%

[b] Franklin Growth Fund, Class R6	11,525	1,175,115

iShares Core S&P 500 ETF	7,585	2,103,320

iShares S&P 500 Value ETF	8,582	931,147

Pioneer Fundamental Growth Fund, Class K	19,879	475,307

		4,684,889

Domestic Fixed Income 33.2%

Delaware Corporate Bond Fund, Class I	96,859	563,717

[b] Franklin Low Duration Total Return Fund, Class R6	82,952	807,950

[b] Franklin Strategic Income Fund, Class R6	75,350	722,612

iShares 7-10 Year Treasury Bond ETF	5,760	627,322

iShares Core U.S. Aggregate Bond ETF	6,348	700,819

Prudential Core Bond Fund, Class Q	73,288	732,152

		4,154,572

Foreign Equity 20.2%

Columbia Contrarian Europe Fund, Class Z	65,839	429,270

[b] Franklin Mutual European Fund, Class R6	22,447	427,616

Goldman Sachs Emerging Markets Equity Insights Fund	64,469	580,225

Hennessy Japan Fund, Class I	5,819	205,873

iShares Core MSCI Emerging Markets ETF	7,811	383,676

iShares Core MSCI Europe ETF	8,085	363,583

iShares MSCI Japan ETF	2,552	134,541

		2,524,784

Foreign Fixed Income 4.8%

[b] Templeton Global Total Return Fund, Class R6	52,383	604,494

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $11,707,745)		12,344,154

Short Term Investments 1.5%

Money Market Funds (Cost $172,573) 1.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 2.08%	172,573	172,573

32	Annual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin NextStep Moderate Fund  (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $14,592) 0.1%

[d] Joint Repurchase Agreement, 2.48%, 6/03/19 (Maturity Value $14,595)

BNP Paribas Securities Corp. (Maturity Value $12,622)

Deutsche Bank Securities Inc. (Maturity Value $1,552)

HSBC Securities (USA) Inc. (Maturity Value $421)

Collateralized by U.S. Government Agency Securities, 4.50%, 1/20/40; and U.S. Treasury Notes, 2.00% - 3.125%, 5/15/21 - 7/31/22 (valued at $14,889)	$14,592	$14,592

Total Investments (Cost $11,894,910) 100.1%		12,531,319

Other Assets, less Liabilities (0.1)%		(16,793)

Net Assets 100.0%		$12,514,526

See Abbreviations on page 53.

aNon-income producing.

bSee Note 3(f) regarding investments in FT Underlying Funds.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Growth Fund

	Year Ended May 31,
	2019	2018	2017	2016[a]

Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$12.39	$11.72	$10.88	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.20	0.14	0.09	— [e]

Net realized and unrealized gains (losses)	(0.26)	1.00	0.85	0.88

Total from investment operations	(0.06)	1.14	0.94	0.88

Less distributions from:

Net investment income	(0.16)	(0.12)	(0.08)	(—)[e]

Net realized gains	(0.24)	(0.35)	(0.02)	—

Total distributions	(0.40)	(0.47)	(0.10)	(—)[e]

Net asset value, end of year	$11.93	$12.39	$11.72	$10.88

Total return[f]	(0.26)%	9.73%	8.72%	8.81%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.17%	1.99%	4.93%	17.15%

Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	1.67%	1.10%	0.79%	0.07%

Supplemental data

Net assets, end of year (000’s)	$3,939	$4,337	$4,065	$1,129

Portfolio turnover rate	36.43%	75.06%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the year ended May 31, 2019.

34	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Year Ended May 31,

	2019	2018	2017	2016[a]

Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$12.27	$11.65	$10.86	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.11	0.04	0.01	(0.02)

Net realized and unrealized gains (losses)	(0.26)	1.00	0.85	0.88

Total from investment operations	(0.15)	1.04	0.86	0.86

Less distributions from:

Net investment income	(0.11)	(0.07)	(0.05)	(—)[e]

Net realized gains	(0.24)	(0.35)	(0.02)	—

Total distributions	(0.35)	(0.42)	(0.07)	(—)[e]

Net asset value, end of year	$11.77	$12.27	$11.65	$10.86

Total return[f]	(1.05)%	8.99%	7.89%	8.61%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.92%	2.74%	5.68%	17.90%

Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%	1.35%	1.35%

Net investment income (loss)[d]	0.92%	0.35%	0.04%	(0.68)%

Supplemental data

Net assets, end of year (000’s)	$3,220	$3,504	$2,665	$661

Portfolio turnover rate	36.43%	75.06%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the year ended May 31, 2019.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Year Ended May 31,

	2019	2018	2017[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$12.42	$11.74	$10.75

Income from investment operations[b]:

Net investment income[c,d]	0.22	0.17	0.12

Net realized and unrealized gains (losses)	(0.24)	1.00	0.99

Total from investment operations	(0.02)	1.17	1.11

Less distributions from:

Net investment income	(0.18)	(0.14)	(0.10)

Net realized gains	(0.24)	(0.35)	(0.02)

Total distributions	(0.42)	(0.49)	(0.12)

Net asset value, end of year	$11.98	$12.42	$11.74

Total return[e]	(0.02)%	10.07%	10.25%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.92%	1.74%	4.68%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%	0.35%

Net investment income[d]	1.92%	1.35%	1.04%

Supplemental data

Net assets, end of year (000’s)	$6	$6	$5

Portfolio turnover rate	36.43%	75.06%	87.45%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the year ended May 31, 2019.

36	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2019

Franklin NextStep Growth Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.8%
Alternative Strategies 3.0%
[a,b] Franklin K2 Alternative Strategies Fund, Class R6	6,396	$72,531
[b] Franklin Pelagos Commodities Strategy Fund, Class R6	26,530	143,526

		216,057

Domestic Equity 48.6%
[b] Franklin Growth Fund, Class R6	8,570	873,845
iShares Core S&P 500 ETF	5,645	1,565,358
iShares S&P 500 Value ETF	6,381	692,339
Pioneer Fundamental Growth Fund, Class K	14,705	351,600

		3,483,142

Domestic Fixed Income 20.2%
Delaware Corporate Bond Fund, Class I	33,572	195,391
[b] Franklin Low Duration Total Return Fund, Class R6	28,902	281,501
[b] Franklin Strategic Income Fund, Class R6	26,253	251,765
iShares 7-10 Year Treasury Bond ETF	2,005	218,365
iShares Core U.S. Aggregate Bond ETF	2,236	246,854
Prudential Core Bond Fund, Class Q	25,403	253,780

		1,447,656

Foreign Equity 24.3%
Columbia Contrarian Europe Fund, Class Z	44,620	290,922
[b] Franklin Mutual European Fund, Class R6	15,291	291,300
Goldman Sachs Emerging Markets Equity Insights Fund	44,784	403,058
Hennessy Japan Fund, Class I	3,952	139,804
iShares Core MSCI Emerging Markets ETF	5,493	269,816
iShares Core MSCI Europe ETF	5,545	249,359
iShares MSCI Japan ETF	1,754	92,471

		1,736,730

Foreign Fixed Income 2.7%
[b] Templeton Global Total Return Fund, Class R6	16,956	195,668

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $6,676,452)		7,079,253

Short Term Investments 1.4%

Money Market Funds (Cost $86,317) 1.2%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 2.08%	86,317	86,317

nextstepfunds.com	Annual Report	37

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin NextStep Growth Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $12,521) 0.2%

[d]Joint Repurchase Agreement, 2.48%, 6/03/19 (Maturity Value $12,524)
BNP Paribas Securities Corp. (Maturity Value $10,831)
Deutsche Bank Securities Inc. (Maturity Value $1,332)
HSBC Securities (USA) Inc. (Maturity Value $361)
Collateralized by U.S. Government Agency Securities, 4.50%, 1/20/40; and U.S. Treasury Notes, 2.00% - 3.125%, 5/15/21 - 7/31/22 (valued at $12,776)	$12,521	$12,521

Total Investments (Cost $6,775,290) 100.2%		7,178,091
Other Assets, less Liabilities (0.2)%		(13,786)

Net Assets 100.0%		$7,164,305

See Abbreviations on page 53.

aNon-income producing.

bSee Note 3(f) regarding investments in FT Underlying Funds.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

38	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

May 31, 2019

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,064,003	$7,773,934	$4,681,806
Cost - Non-controlled affiliates (Note 3f)	1,498,491	4,106,384	2,080,963
Cost - Unaffiliated repurchase agreements	8,949	14,592	12,521

Value - Unaffiliated issuers	$2,151,715	$8,230,952	$4,969,117
Value - Non-controlled affiliates (Note 3f)	1,530,596	4,285,775	2,196,453
Value - Unaffiliated repurchase agreements	8,949	14,592	12,521
Receivables:
Capital shares sold	521	573	—
Dividends	1,185	2,093	738
Affiliates	23,868	21,768	23,305
Other assets	3	10	5

Total assets	3,716,837	12,555,763	7,202,139
Liabilities:
Payables:
Investment securities purchased	1,185	2,093	738
Capital shares redeemed	—	—	500
Distribution fees	1,971	6,259	3,665
Transfer agent fees	342	1,704	884
Custodian fees	5,001	5,000	5,000
Professional fees	24,395	23,495	24,142
Accrued expenses and other liabilities	2,726	2,686	2,905

Total liabilities	35,620	41,237	37,834

Net assets, at value	$3,681,217	$12,514,526	$7,164,305
Net assets consist of:
Paid-in capital	$3,576,563	$11,745,722	$6,683,791
Total distributable earnings (loss)	104,654	768,804	480,514

Net assets, at value	$3,681,217	$12,514,526	$7,164,305
Class A:
Net assets, at value	$1,526,476	$7,026,114	$3,938,976
Shares outstanding	141,726	611,665	330,253
Net asset value per share[a]	$10.77	$11.49	$11.93
Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.40	$12.16	$12.62
Class C:
Net assets, at value	$1,930,259	$5,395,405	$3,219,760
Shares outstanding	180,243	473,703	273,632
Net asset value and maximum offering price per share[a]	$10.71	$11.39	$11.77
Advisor Class:
Net assets, at value	$ 224,482	$93,007	$5,569
Shares outstanding	20,843	8,076	465
Net asset value and maximum offering price per share	$10.77	$11.52	$11.98

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended May 31, 2019

	Franklin	Franklin	Franklin
	NextStep	NextStep	NextStep
	Conservative	Moderate	Growth
	Fund	Fund	Fund
Investment income:
Dividends:
Unaffiliated issuers	$52,915	$195,511	$104,751
Non-controlled affiliates (Note 3f)	59,580	154,750	63,699
Interest:
Unaffiliated issuers	127	377	218

Total investment income	112,622	350,638	168,668

Expenses:
Management fees (Note 3a)	8,530	33,810	18,598
Distribution fees: (Note 3c)
Class A	2,892	17,768	10,116
Class C	20,386	61,422	33,846
Transfer agent fees: (Note 3e)
Class A	915	5,335	3,620
Class C	1,616	4,709	3,027
Advisor Class	172	104	5
Custodian fees (Note 4)	13,995	12,895	12,739
Reports to shareholders	8,047	5,684	8,596
Registration and filing fees	46,982	48,871	47,711
Professional fees	39,631	38,763	38,941
Other	9,236	9,038	9,283

Total expenses	152,402	238,399	186,482
Expenses waived/paid by affiliates (Note 3g)	(117,161)	(111,886)	(116,481)

Net expenses	35,241	126,513	70,001

Net investment income	77,381	224,125	98,667

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	(5,040)	154,535	72,617
Non-controlled affiliates (Note 3f)	(2,623)	(10,465)	(5,674)
Capital gain distributions from Underlying Funds:
Unaffiliated issuers	3,510	32,422	22,208
Non-controlled affiliates (Note 3f)	1,498	16,393	10,717

Net realized gain (loss)	(2,655)	192,885	99,868

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	37,998	(334,494)	(203,026)
Non-controlled affiliates (Note 3f)	(2,437)	(76,297)	(32,330)

Net change in unrealized appreciation (depreciation)	35,561	(410,791)	(235,356)

Net realized and unrealized gain (loss)	32,906	(217,906)	(135,488)

Net increase (decrease) in net assets resulting from operations	$110,287	$6,219	$(36,821)

40	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin NextStep		Franklin NextStep
	Conservative Fund		Moderate Fund
	Year Ended May 31,		Year Ended May 31,
	2019	2018	2019	2018
Increase (decrease) in net assets:
Operations:
Net investment income	$77,381	$38,572	$ 224,125	$139,703
Net realized gain (loss)	(2,655)	92,567	192,885	708,063
Net change in unrealized appreciation (depreciation)	35,561	(54,091)	(410,791)	226,737

Net increase (decrease) in net assets resulting from operations	110,287	77,048	6,219	1,074,503

Distributions to shareholders: (Note 1d)
Class A	(43,548)	(22,280)	(320,033)	(267,143)
Class C	(59,233)	(40,150)	(220,610)	(234,737)
Advisor Class	(8,761)	(3,124)	(6,424)	(7,841)

Total distributions to shareholders	(111,542)	(65,554)	(547,067)	(509,721)

Capital share transactions: (Note 2)
Class A	687,630	(176,570)	182,790	(422,975)
Class C	(197,873)	(333,179)	(1,330,125)	(313,125)
Advisor Class	30,156	193,249	(114,475)	95,486

Total capital share transactions	519,913	(316,500)	(1,261,810)	(640,614)

Net increase (decrease) in net assets	518,658	(305,006)	(1,802,658)	(75,832)
Net assets:
Beginning of year	3,162,559	3,467,565	14,317,184	14,393,016

End of year (Note 1d)	$3,681,217	$3,162,559	$12,514,526	$14,317,184

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	41

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin NextStep Growth Fund

	Year Ended May 31,

	2019	2018

Increase (decrease) in net assets:

Operations:
Net investment income	$98,667	$58,862
Net realized gain (loss)	99,868	351,001
Net change in unrealized appreciation (depreciation)	(235,356)	230,066

Net increase (decrease) in net assets resulting from operations	(36,821)	639,929

Distributions to shareholders: (Note 1d)
Class A	(131,106)	(165,468)
Class C	(96,241)	(100,870)
Advisor Class	(195)	(227)

Total distributions to shareholders	(227,542)	(266,565)

Capital share transactions: (Note 2)
Class A	(264,264)	35,494
Class C	(154,141)	703,819
Advisor Class	(260)	—

Total capital share transactions	(418,665)	739,313

Net increase (decrease) in net assets	(683,028)	1,112,677

Net assets:

Beginning of year	7,847,333	6,734,656

End of year (Note 1d)	$7,164,305	$ 7,847,333

42	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1.   Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer three classes of shares: Class A, Class C, and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.   Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.   Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell

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1. Organization and Significant Accounting Policies (continued)

b.   Joint Repurchase Agreement (continued)

securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as indicated in the Statements of Investments, had been entered into on May 31, 2019.

c.   Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended May 31, 2018, distributions to shareholders were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Distributions from net investment income:
Class A	$(15,102)	$ (75,800)	$ (42,890)
Class C	(18,649)	(42,302)	(16,860)
Advisor Class	(1,585)	(2,148)	(66)
Distributions from net realized gains:
Class A	(7,178)	(191,343)	(122,578)
Class C	(21,501)	(192,435)	(84,010)
Advisor Class	(1,539)	(5,693)	(161)

For the year ended May 31, 2018, undistributed net investment income included in net assets were as follows:

Fund	Undistributed net investment income

Franklin NextStep Conservative Fund	$10,893
Franklin NextStep Moderate Fund	$22,160
Franklin NextStep Growth Fund	$ —

2.  Shares of Beneficial Interest

At May 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Year ended May 31, 2019
Shares sold[a]	84,273	$ 903,913	76,691	$906,080
Shares issued in reinvestment of distributions	4,176	43,548	29,271	320,033
Shares redeemed	(24,223)	(259,831)	(89,621)	(1,043,323)

Net increase (decrease)	64,226	$ 687,630	16,341	$182,790

Year ended May 31, 2018
Shares sold	10,875	$ 118,019	63,151	$750,145
Shares issued in reinvestment of distributions	2,046	22,280	22,276	267,143
Shares redeemed	(28,910)	(316,869)	(119,568)	(1,440,263)

Net increase (decrease)	(15,989)	$(176,570)	(34,141)	$(422,975)

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2.   Shares of Beneficial Interest (continued)

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund

	Shares	Amount	Shares	Amount

Class C Shares:
Year ended May 31, 2019
Shares sold	9,662	$102,367	44,278	$516,264
Shares issued in reinvestment of distributions	5,711	59,233	20,543	220,610
Shares redeemed[a]	(33,626)	(359,473)	(178,605)	(2,066,999)

Net increase (decrease)	(18,253)	$(197,873)	(113,784)	$(1,330,125)

Year ended May 31, 2018
Shares sold	30,167	$328,898	74,701	$887,582
Shares issued in reinvestment of distributions	3,698	40,150	19,714	234,737
Shares redeemed	(63,991)	(702,227)	(119,351)	(1,435,444)

Net increase (decrease)	(30,126)	$(333,179)	(24,936)	$(313,125)

Advisor Class Shares:
Year ended May 31, 2019
Shares sold	5,007	$54,000	585	$6,900
Shares issued in reinvestment of distributions	820	8,557	581	6,424
Shares redeemed	(3,021)	(32,401)	(11,058)	(127,799)

Net increase (decrease)	2,806	$30,156	(9,892)	$(114,475)

Year ended May 31, 2018
Shares sold	18,156	$199,719	10,847	$131,212
Shares issued in reinvestment of distributions	274	2,974	653	7,841
Shares redeemed	(872)	(9,444)	(3,608)	(43,567)

Net increase (decrease)	17,558	$193,249	7,892	$95,486

aMay include a portion of Class C shares that were automatically converted to Class A.

	Franklin NextStep Growth Fund[b]

	Shares	Amount
Class A Shares:
Year ended May 31, 2019
Shares sold[a]	36,778	$439,754
Shares issued in reinvestment of distributions	11,713	130,838
Shares redeemed	(68,264)	(834,856)

Net increase (decrease)	(19,773)	$(264,264)

Year ended May 31, 2018
Shares sold	32,000	$395,596
Shares issued in reinvestment of distributions	13,387	165,468
Shares redeemed	(42,044)	(525,570)

Net increase (decrease)	3,343	$35,494

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	Franklin NextStep Growth Fund[b]
	Shares	Amount

Class C Shares:
Year ended May 31, 2019
Shares sold	16,915	$203,462
Shares issued in reinvestment of distributions	8,775	96,241
Shares redeemed[a]	(37,757)	(453,844)

Net increase (decrease)	(12,067)	$(154,141)

Year ended May 31, 2018
Shares sold	122,620	$1,509,045
Shares issued in reinvestment of distributions	8,214	100,870
Shares redeemed	(73,905)	(906,096)

Net increase (decrease)	56,929	$703,819

Advisor Class Shares:
Year ended May 31, 2019
Shares sold	6,377	$75,319
Shares redeemed	(6,377)	(75,579)

Net increase (decrease)	—	$(260)

aMay include a portion of Class C shares that were automatically converted to Class A.

bDuring the year ended May 31, 2018, Advisor Class did not record any share transactions.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Investments Corp. (FTIC)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Funds pay an investment management fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Under a subadvisory agreement, FTIC, an affiliate of Advisers, provides subadvisory services to Funds. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds.

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3.   Transactions with Affiliates (continued)

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average net assets, and is not an additional expense of the Funds.

c.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$3,201	$4,056	$924
CDSC retained	$ —	$2,543	$ —

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Funds’ Prospectus.

e.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

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For the year ended May 31, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Transfer agent fees	$1,243	$4,004	$2,588

f.   Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers or by an affiliate of Advisers. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investment management fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the year ended May 31, 2019, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	1,205	562	(401)	1,366	$139,253	$1,130	$2,096 [a]	$3,861
Franklin Low Duration Total Return Fund, Class R6	39,966	13,212	(5,713)	47,465	462,304	14,880	(1,238)	2,384
Franklin Mutual European Fund, Class R6	2,876	1,123	(1,521)	2,478	47,207	1,741	829	(5,307)
Franklin Strategic Income Fund, Class R6	36,404	12,201	(5,490)	43,115	413,471	18,620	(1,763)	2,080
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	64,807	1,346,227	(1,301,674)	109,360	109,360	1,903	—	—
Templeton Global Total Return Fund, Class R6	28,324	10,851	(8,066)	31,109	359,001	21,306	(1,049)	(5,455)

Total Affiliated Securities					$1,530,596	$59,580	$(1,125)	$(2,437)

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	12,416	2,295	(3,186)	11,525	$1,175,115	$10,175	$27,116 [a]	$21,834
Franklin K2 Alternative Strategies Fund, Class R6	12,562	1,071	(2,519)	11,114	126,032	—	3,842 [a]	(1,858)
Franklin Low Duration Total Return Fund, Class R6	87,005	18,291	(22,344)	82,952	807,950	29,402	(5,057)	6,175
Franklin Mutual European Fund, Class R6	31,377	5,647	(14,577)	22,447	427,616	17,683	(2,490)	(45,372)
Franklin Pelagos Commodities Strategy Fund, Class R6	41,451	14,537	(9,891)	46,097	249,383	17,944	(3,855)	(58,596)
Franklin Strategic Income Fund, Class R6	79,159	16,864	(20,673)	75,350	722,612	36,428	(7,418)	6,603
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	75	3,641,815	(3,469,317)	172,573	172,573	2,792	—	—
Templeton Global Total Return Fund, Class R6	60,835	13,484	(21,936)	52,383	604,494	40,326	(6,210)	(5,083)

Total Affiliated Securities					$4,285,775	$154,750	$5,928	$(76,297)

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3.   Transactions with Affiliates (continued)

f.   Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	8,782	1,798	(2,010)	8,570	$873,845	$6,875	$15,773 [a]	$23,429
Franklin K2 Alternative Strategies Fund, Class R6	6,910	598	(1,112)	6,396	72,531	—	1,960 [a]	(737)
Franklin Low Duration Total Return Fund, Class R6	26,694	9,011	(6,803)	28,902	281,501	9,448	(1,529)	2,150
Franklin Mutual European Fund, Class R6	20,540	4,547	(9,796)	15,291	291,300	11,474	(4,423)	(25,925)
Franklin Pelagos Commodities Strategy Fund, Class R6	22,671	8,176	(4,317)	26,530	143,526	10,052	(906)	(33,642)
Franklin Strategic Income Fund, Class R6	24,287	8,228	(6,262)	26,253	251,765	11,718	(2,343)	2,448
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	86,213	1,639,604	(1,639,500)	86,317	86,317	1,598	—	—
Templeton Global Total Return Fund, Class R6	19,948	5,145	(8,137)	16,956	195,668	12,534	(3,489)	(53)

Total Affiliated Securities					$2,196,453	$63,699	$5,043	$(32,330)

aIncludes capital gain distributions received.

g.   Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.35%, based on the average net assets of each class until September 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

4.   Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended May 31, 2019, there were no credits earned.

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5. Income Taxes

The tax character of distributions paid during the years ended May 31, 2019 and 2018, was as follows:

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund		Franklin NextStep Growth Fund

	2019	2018	2019	2018	2019	2018
Distributions paid from:
Ordinary income	$87,941	$56,849	$363,313	$451,797	$130,954	$233,001
Long term capital gain	23,601	8,705	183,754	57,924	96,588	33,564

	$111,542	$65,554	$547,067	$509,721	$227,542	$266,565

At May 31, 2019, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Cost of investments	$3,603,353	$11,966,692	$6,813,999

Unrealized appreciation	$ 131,547	$775,359	$487,478
Unrealized depreciation	(43,640)	(210,732)	(123,386)

Net unrealized appreciation (depreciation)	$ 87,907	$564,627	$364,092

Distributable earnings:
Undistributed ordinary income	$ 16,629	$32,272	$17,504
Undistributed long term capital gains	119	171,903	98,917

Total distributable earnings	$ 16,748	$204,175	$116,421

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended May 31, 2019, were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Purchases	$1,976,203	$4,784,465	$2,674,872

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6. Investment Transactions (continued)

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Sales	$1,589,292	$6,566,522	$3,311,906

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended May 31, 2019, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of May 31, 2019, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin NextStep Conservative Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$3,572,951	$—	$—	$3,572,951
Short Term Investments	109,360	8,949	—	118,309

Total Investments in Securities	$3,682,311	$8,949	$—	$3,691,260

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	Level 1	Level 2	Level 3	Total

Franklin NextStep Moderate Fund

Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$12,344,154	$—	$—	$12,344,154
Short Term Investments	172,573	14,592	—	187,165

Total Investments in Securities	$12,516,727	$14,592	$—	$12,531,319

Franklin NextStep Growth Fund

Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$7,079,253	$—	$—	$7,079,253
Short Term Investments	86,317	12,521	—	98,838

Total Investments in Securities	$7,165,570	$12,521	$—	$7,178,091

aFor detailed categories, see the accompanying Statement of Investments.

9.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ETF     Exchange Traded Fund

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Fund Allocator Series and Shareholders of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund (the “Funds”) as of May 31, 2019, the related statements of operations for the year ended May 31, 2019, the statements of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

July 17, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended May 31, 2019:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

$26,099	$210,907	$105,719

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended May 31, 2019:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

$16,235	$146,758	$46,382

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended May 31, 2019:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

9.26%	18.87%	34.85%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended May 31, 2019:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

$13,794	$134,629	$92,064

During the year ended May 31, 2019, the Fund, a qualified fund of funds under Section 852(g)(2) of the Internal Revenue Code, received an allocation of foreign taxes paid from one or more of its underlying funds. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2019 distribution date, to treat its proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	138	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	114	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	138	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 1998 and Lead Independent Trustee since March 2019	138	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-Present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

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Independent Board Members  (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	138	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, Counselor and Senior Advisor to Boeing Chairman and Board of Directors, The Boeing Company (aerospace company) (May 2019); and formerly, General Counsel and member of the Executive Council, The Boeing Company (2006-2019) and Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	138	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	152	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	138	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers  (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer, and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Treasurer, U.S. Fund Administration & Reporting and officer of 26 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co-Secretary	Vice President since 2009 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Edward D. Perks (1970) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since December 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of nine of the investment companies in Franklin Templeton (since December 2018).

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Interested Board Members and Officers  (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel, Executive Vice President and Secretary, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co-Secretary	Vice President since 2011 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Effective March 12, 2019, John B. Wilson ceased to be a trustee of the Trust.

Note 3: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin NextStep Conservative Fund

Franklin NextStep Moderate Fund

Franklin NextStep Growth Fund

(each a Fund)

At an in-person meeting held on February 26, 2019 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for each Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI),

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SHAREHOLDER INFORMATION

the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2018. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin NextStep Conservative Fund – The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation conservative funds. The Fund commenced operations on February 5, 2016, and thus has been in operation for less than three calendar years. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory, particularly given their short period of operation.

Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund – The Performance Universe for the Franklin NextStep Moderate Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Franklin NextStep Growth Fund included the Fund and all retail and institutional mixed-asset target allocation growth funds. Each Fund commenced operations on February 5, 2016, and thus has been in operation for less than three calendar years. The Board noted that the Funds’ annualized total returns for the one-year period were below the medians of their respective Performance Universes. The Board concluded that it would need more time to evaluate the Funds’ performance given their short period of operation.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for (i) Class A shares for the Franklin NextStep Conservative Fund and for Class A and Class Y shares for each other fund in the Expense Group with multiple share classes; and (ii) Class A shares for each of the Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund and for Class A, Investor Class and Class Y shares for each other fund in the Fund’s respective Expense Group with multiple share classes. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Franklin NextStep Conservative Fund included the Fund, three other mixed-asset target allocation conservative funds and three mixed-asset target allocation moderate funds. The Expense Group for the Franklin NextStep Moderate Fund included the Fund, two other mixed-asset target allocation moderate funds, four mixed-asset target allocation conservative funds and one mixed-asset target allocation growth fund. The Expense

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SHAREHOLDER INFORMATION

Group for the Franklin NextStep Growth Fund included the Fund, one other mixed-asset target allocation growth fund, four mixed-asset target allocation conservative funds and two mixed-asset target allocation moderate funds. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board further noted that the Funds invest in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the Investment Company Act of 1940 by relying on exemptive relief provided by the US Securities and Exchange Commission to each underlying fund. Pursuant to the conditions of the exemptive relief, the Board determined that the Management Rate paid by each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds in which the Funds invest. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that each Fund’s actual total expense ratio reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund, particularly in light of the short period of operation, was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incur across the Franklin Templeton family of funds as a whole. The Board also noted that the Funds commenced operations on February 5, 2016 and that, as of December 31, 2018, each Fund’s net assets were approximately $12 million or below. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio

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securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Fund Allocator Series

Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
nextstepfunds.com

© 2019 Franklin Templeton Investments. All rights reserved.	FAS5 A 07/19

Item 2.   Code of Ethics.

(a)   The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f)   Pursuant to Item 13 (a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.   Audit Committee Financial Expert.

(a) (1)   The Registrant has an audit committee financial expert serving on its audit committee.

(2)   The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.   Principal Accountant Fees and Services.

(a)            Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $210,527 for the fiscal year ended May 31, 2019 and $247,911 for the fiscal year ended May 31, 2018.

(b)            Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)            Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $25,000 for the fiscal year ended May 31, 2019 and $0 for the fiscal year ended May 31, 2018. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions, professional fees in connection with an Indonesia withholding tax refund claim and tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d)            All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs  (a) - (c)  of Item 4 were $0 for the fiscal year ended May 31, 2019 and $15 for the fiscal year ended May 31, 2018. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs  (a) - (c)  of Item 4 were $24,000 for the fiscal year ended May 31, 2019 and $14,000 for the fiscal year ended May 31, 2018. The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, assets under management certification, and benchmarking services in connection with the ICI TA survey.

(e)   (1)   The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)    pre-approval of all audit and audit related services;

(ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii)    pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e)   (2)   None of the services provided to the registrant described in paragraphs  (b) - (d)  of Item 4 were approved by the audit committee pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of regulation S-X.

(f)   No disclosures are required by this Item 4 (f).

(g)   The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $49,000 for the fiscal year ended May 31, 2019 and $14,015 for the fiscal year ended May 31, 2018.

(h)   The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph  (c) (7) (ii)  of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.     Controls and Procedures.

(a)    Evaluation of Disclosure Controls and Procedures.     The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls.     There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.	N/A

Item 13.   Exhibits.

(a)   (1)  Code of Ethics

(a)   (2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By  S\MATTHEW T. HINKLE

              Matthew T. Hinkle

              Chief Executive Officer – Finance and Administration

Date       July 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  S\MATTHEW T. HINKLE

              Matthew T. Hinkle

              Chief Executive Officer – Finance and Administration

Date       July 31, 2019

By  S\GASTON GARDEY

              Gaston Gardey

              Chief Financial Officer and Chief Accounting Officer

Date       July 31, 2019